Schedule of Investments (unaudited) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class B, (3 mo. LIBOR US + 1.60%), 4.31%, 07/20/34(a)(b)	USD	1,000	$942,677
AIG CLO LLC, Series 2020-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.51%, 04/15/34(a)(b)		2,000	1,785,585
Anchorage Capital CLO 11 Ltd., Series 2019-11A, Class A, (3 mo. LIBOR US + 2.30%), 5.06%, 07/22/32(a)(b)		1,000	926,779
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class ER, (3 mo. EURIBOR + 6.45%), 6.45%, 04/15/34(a)(c)	EUR	100	78,893
Aqueduct European CLO DAC, Series 2017-2X, Class E, (3 mo. EURIBOR + 4.40%), 4.40%, 10/15/30(a)(c)		289	225,025
ARBOUR CLO VIII DAC, 6.11%, 10/15/34		100	76,853
Ares LIII CLO Ltd., Series 2019-53A, Class D, (3 mo. LIBOR US + 3.75%), 6.53%, 04/24/31(a)(b)	USD	500	444,387
Aurium CLO II DAC, Series 2X, Class ERR, (3 mo. EURIBOR + 6.08%), 7.18%, 06/22/34(a)(c)	EUR	100	75,719
Bain Capital Credit CLO 2021-4 Ltd., Series 2021-4A, Class B, (3 mo. LIBOR US + 1.65%), 4.36%, 10/20/34(a)(b)	USD	1,000	929,128
Bain Capital Credit CLO 2021-6 Ltd., Class B, (3 mo. LIBOR US + 1.65%), 4.38%, 10/21/34(a)(b)		1,500	1,402,033
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, (3 mo. LIBOR US + 2.10%), 4.84%, 10/17/32(a)(b)		1,000	916,442
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3 mo. LIBOR US + 2.05%), 4.83%, 01/25/35(a)(b)		1,000	889,062
BBAM European CLO I DAC, Series 1X, Class ER, (3 mo. EURIBOR + 5.91%), 6.04%, 07/22/34(a)(c)	EUR	100	76,398
BBAM European CLO II DAC, Series 2X, Class E, (3 mo. EURIBOR + 6.11%), 6.11%, 10/15/34(a)(c)		100	76,476
Bridgepoint CLO 3 DAC, Series 3X, Class E, (3 mo. EURIBOR + 6.24%), 6.24%, 01/15/36(a)(c)		100	76,148
Cabinteely Park CLO DAC, Series 1X, Class E, (3 mo. EURIBOR + 6.26%), 6.58%, 08/15/34(a)(c)		100	75,850
Cairn CLO XIV DAC, Series 2021-14X, Class E, (3 mo. EURIBOR + 6.11%), 6.35%, 10/29/34(a)(c)		100	76,849
Capital Four CLO III DAC, Series 3X, Class E, (3 mo. EURIBOR + 6.06%), 6.06%, 10/15/34(a)(c)		100	76,951
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 5.91%, 04/20/32(a)(b)	USD	1,000	886,121
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.96%, 07/20/34(a)(b)		1,000	865,739
CIFC Funding 2015-I Ltd., Series 1A, Class CRR, (3 mo. LIBOR US + 1.90%), 4.66%, 01/22/31(a)(b)		1,000	927,010
CIFC Funding 2019-V Ltd., Series 2019-5A, Class A2RS, (3 mo. LIBOR US + 1.75%), 4.26%, 01/15/35(a)(b)		800	755,953
CIFC Funding Ltd., Class Cr, (3 mo. LIBOR US + 2.05%), 4.76%, 04/20/32(a)(b)		1,000	925,881
Contego CLO VIII DAC, Series 8X, Class ER, (3 mo. EURIBOR + 6.06%), 6.21%, 01/25/34(a)(c)	EUR	100	77,401
Cook Park CLO Ltd., Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 4.49%, 04/17/30(a)(b)	USD	250	228,387
CVC Cordatus Loan Fund XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.61%), 6.71%, 06/22/34(a)(c)	EUR	100	74,698
Elmwood CLO I Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 7.11%, 10/20/33(a)(b)	USD	1,000	903,613
Fair Oaks Loan Funding III DAC, Series 3X, Class ER, (3 mo. EURIBOR + 6.11%), 6.11%, 10/15/34(a)(c)	EUR	100	76,165

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fidelity Grand Harbour CLO DAC, Series 2021-1X, Class E, (3 mo. EURIBOR + 6.22%), 6.22%, 10/15/34(a)(c)	EUR	100	$76,439
Flatiron CLO 21 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 2.90%), 5.64%, 07/19/34(a)(b)	USD	1,000	901,472
Golub Capital Partners 48 LP, Class C, (3 mo. LIBOR US + 2.80%), 5.54%, 04/17/33(a)(b)		900	842,346
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.00%), 5.78%, 01/27/31(a)(b)		500	448,865
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class C, (3 mo. LIBOR US + 2.15%), 4.86%, 04/20/34(a)(b)		750	677,385
KKR CLO 41 Ltd., Series 2022-41A, Class D, (3 mo. SOFR + 3.25%), 4.74%, 04/15/35(a)(b)		1,000	877,240
North Westerly VII ESG CLO DAC, Series VII-X, Class E, (3 mo. EURIBOR + 5.66%), 5.98%, 05/15/34(a)(c)	EUR	100	75,575
Northwoods Capital 21 Euro DAC, Series 2020-21X, Class ER, (3 mo. EURIBOR + 6.06%), 6.19%, 07/22/34(a)(c)		100	77,240
Northwoods Capital 23 Euro DAC, Series 2021-23X, Class E, (3 mo. EURIBOR + 6.21%), 7.21%, 03/15/34(a)(c)		100	76,327
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 1.95%), 4.66%, 10/20/34(a)(b)	USD	1,250	1,114,673
OCP Euro CLO DAC(a)(c)
Series 2019-3X, Class ER, (3 mo. EURIBOR + 6.02%), 6.07%, 04/20/33	EUR	100	77,628
Series 2022-5X, Class E, (3 mo. EURIBOR + 6.47%), 6.47%, 04/20/35		300	230,756
OHA Credit Funding 2 Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.30%), 6.03%, 04/21/34(a)(b)	USD	1,000	907,391
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 5.83%, 07/23/31		750	667,883
Series 2015-1A, Class DR3, (3 mo. LIBOR US + 3.20%), 5.94%, 01/19/37		1,000	867,958
Palmer Square CLO Ltd.(a)(b) Class C, (3 mo. LIBOR US + 1.95%), 4.46%, 10/15/34		1,000	894,061
Series 2022-1A, Class D, (3 mo. SOFR + 3.05%), 3.52%, 04/20/35		1,000	909,639
Post CLO Ltd., Class D, (3 mo. SOFR + 3.20%), 3.91%, 04/20/35(a)(b)		1,000	867,411
Providus CLO VI DAC, Series 6X, Class E, (3 mo. EURIBOR + 6.11%), 6.50%, 05/20/34(a)(c)	EUR	100	76,266
Rad CLO 15 Ltd., Series 2021-15A, Class D, (3 mo. LIBOR US + 3.05%), 5.76%, 01/20/34(a)(b)	USD	1,000	898,851
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 5.49%, 01/17/31(a)(b)		250	222,341
Rockford Tower Europe CLO DAC, Series 2021-2X, Class E, (3 mo. EURIBOR + 6.22%), 6.37%, 01/24/35(a)(c)	EUR	100	75,695
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D, (3 mo. LIBOR US + 2.65%), 5.43%, 04/25/31(a)(b)	USD	700	638,270
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 4.71%, 04/20/33(a)(b)		1,000	905,632
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3 mo. LIBOR US + 3.00%), 5.71%, 07/20/34(a)(b)		1,000	866,554
TCW CLO Ltd., Series 2021-1A, Class D2, (3 mo. LIBOR US + 3.88%), 6.59%, 03/18/34(a)(b)		1,000	864,696

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO V Ltd., Series 2016-5A, Class DR, (3 mo. LIBOR US + 3.15%), 5.89%, 07/17/31(a)(b)	USD	500	$459,945
TICP CLO XIII Ltd., Series 2019-13A, Class DR, (3 mo. LIBOR US + 3.15%), 5.66%, 04/15/34(a)(b)		1,000	894,865
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(c)	GBP	100	125,474
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.90%), 5.61%, 07/20/30(a)(b)	USD	690	596,059
Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, (3 mo. LIBOR US + 1.70%), 4.48%, 07/24/32(a)(b)		2,000	1,891,305
Whitebox CLO II Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.20%), 4.98%, 10/24/34(a)(b)		640	577,671

Total Asset-Backed Securities — 8.0% (Cost: $38,276,100)			34,556,136

		Shares

Common Stocks

Banks — 0.0%
UniCredit SpA		5,094	51,572

Biotechnology — 0.1%
Intercept Pharmaceuticals, Inc.(d)		30,898	431,027

Construction & Engineering — 0.0%
McDermott International Ltd.(d)		2,158	971

Equity Real Estate Investment Trusts (REITs) — 0.3%
Ashford Hospitality Trust, Inc., Series D(e)		2,989	67,103
Ashford Hospitality Trust, Inc., Series F(e)		3,040	46,816
Ashford Hospitality Trust, Inc., Series G(e)		1,207	18,347
Ashford Hospitality Trust, Inc., Series H(e)		4,000	64,960
iStar, Inc		9,201	85,201
Park Hotels & Resorts, Inc		102,000	1,148,520

			1,430,947

Household Durables — 0.6%
Lennar Corp., Class A		18,000	1,341,900
Taylor Morrison Home Corp.(d)		50,000	1,166,000

			2,507,900

Media — 0.0%
Telenet Group Holding NV		1,646	22,630

Specialty Retail — 0.0%
NMG Parent LLC		78	13,195

Total Common Stocks — 1.0% (Cost: $6,089,999)			4,458,242

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.6%
Bombardier, Inc.(b)
7.50%, 03/15/25	USD	3	2,917
7.13%, 06/15/26		420	385,211
7.88%, 04/15/27		237	218,040
6.00%, 02/15/28		163	136,378

Security		Par (000)	Value

Aerospace & Defense (continued)
Rolls-Royce PLC, 5.75%, 10/15/27(b)	USD	384	$333,600
Spirit AeroSystems, Inc.(b)
5.50%, 01/15/25		84	79,380
7.50%, 04/15/25		4	3,769
TransDigm, Inc.
8.00%, 12/15/25(b)		203	205,885
6.25%, 03/15/26(b)		1,023	992,310
6.38%, 06/15/26		13	12,282
7.50%, 03/15/27		16	15,232
4.63%, 01/15/29		86	69,232
4.88%, 05/01/29		53	42,840
Triumph Group, Inc., 8.88%, 06/01/24(b)		102	100,765

			2,597,841

Airlines — 0.7%
Air Canada, 3.88%, 08/15/26(b)		94	80,722
Air France-KLM, 3.88%, 07/01/26(c)	EUR	200	159,198
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	29	27,333
American Airlines, Inc., 11.75%, 07/15/25(b)		470	490,840
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		84	79,181
5.75%, 04/20/29		332	289,673
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		334	252,880
Delta Air Lines, Inc., 7.00%, 05/01/25(b)		20	20,129
Deutsche Lufthansa AG(c)
2.88%, 05/16/27	EUR	200	152,809
3.75%, 02/11/28		100	77,101
3.50%, 07/14/29		100	71,772
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26(b)	USD	89	78,497
International Consolidated Airlines Group SA(c)
3.75%, 03/25/29	EUR	300	196,990
Series IAG, 1.13%, 05/18/28		200	115,766
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	111	108,791
Singapore Airlines Ltd., 3.38%, 01/19/29(c)		200	175,144
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		7	6,459
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		96	92,381
Series 2020-1, Class B, 4.88%, 07/15/27		12	11,152
United Airlines, Inc.(b)
4.38%, 04/15/26		75	66,937
4.63%, 04/15/29		388	321,047

			2,874,802

Auto Components — 0.6%
Adient Global Holdings Ltd., 3.50%, 08/15/24(c)	EUR	200	180,623
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	USD	1,160	781,223
Clarios Global LP, 6.75%, 05/15/25(b)		45	44,065
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		185	176,675
8.50%, 05/15/27		973	928,719
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		63	55,441
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)		50	36,053
Faurecia SE, 2.75%, 02/15/27(c)	EUR	300	225,657
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	23	18,776
5.63%, 04/30/33		12	9,615

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Grupo Antolin-Irausa SA(c)
3.38%, 04/30/26	EUR	188	$138,187
3.50%, 04/30/28		200	125,062
Titan International, Inc., 7.00%, 04/30/28	USD	11	9,981

			2,730,077
Automobiles — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		12	10,860
Asbury Automotive Group, Inc.
4.50%, 03/01/28		12	10,140
4.75%, 03/01/30		15	11,715
5.00%, 02/15/32(b)		66	50,824
Carvana Co.(b)
5.50%, 04/15/27		57	31,065
4.88%, 09/01/29		40	19,500
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	GBP	300	226,939
Ford Motor Co., 4.75%, 01/15/43	USD	16	10,601
Jaguar Land Rover Automotive PLC(c)
4.50%, 01/15/26	EUR	200	152,653
6.88%, 11/15/26		100	76,418
4.50%, 07/15/28		100	63,463
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD	24	19,615
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		91	70,467
Lithia Motors, Inc., 3.88%, 06/01/29(b)		23	18,458
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		44	30,336
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		350	283,562
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)	EUR	500	415,233
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	USD	12	9,420
TML Holdings Pte. Ltd., 4.35%, 06/09/26(c)		250	209,500
Wabash National Corp., 4.50%, 10/15/28(b)		90	69,768

			1,790,537
Banks — 1.3%
Axis Bank Ltd./Gift City, (5 year CMT + 3.32%), 4.10%(a)(c)(e)		200	164,750
Banca Monte dei Paschi di Siena SpA, 1.88%, 01/09/26(c)	EUR	100	78,907
Banco BPM SpA, (5 year EUR Swap + 3.40%), 3.38%, 01/19/32(a)(c)		261	203,036
Banco de Credito Social Cooperativo SA, (1 year EUR Swap + 5.62%), 8.00%, 09/22/26(a)(c)		200	194,633
Banco de Sabadell SA, (5 year EUR Swap + 2.95%), 2.50%, 04/15/31(a)(c)		200	156,808
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(c)	USD	400	324,575
(5 year CMT + 4.73%), 5.00%		231	203,829
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(c)		400	353,044
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(c)(e)		600	573,000
Bank of Communications Hong Kong Ltd., (5 year CMT + 2.53%), 3.73%(a)(c)(e)		250	239,687
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(c)(e)		250	215,000
China CITIC Bank International Ltd., (5 year CMT + 2.53%), 3.25%(a)(c)(e)		250	222,500
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(c)(e)		250	240,281
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(c)(e)	EUR	400	329,787

Security		Par (000)	Value

Banks (continued)
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(c)(e)	USD	300	$244,500
HSBC Bank PLC, Series 1M, (6 mo. LIBOR US + 0.25%), 3.13%(a)(e)		250	182,345
Intesa Sanpaolo SpA(a)(c)(e)
(5 year EUR Swap + 5.56%), 6.38%	EUR	200	148,712
(5 year EUR Swap + 5.85%), 5.50%		600	432,937
(5 year EUR Swap + 6.07%), 5.88%		200	171,509
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(c)	USD	200	172,100
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(c)(e)		200	161,000
Nanyang Commercial Bank Ltd., (5 year CMT + 3.51%), 6.50%, 12/31/99(a)(c)(e)		250	235,515
Philippine National Bank, 3.28%, 09/27/24(c)		200	190,225
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(c)(e)		200	167,250

			5,605,930
Beverages(b) — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(f)		200	136,940
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29		600	439,412
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27		200	125,146
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24		105	99,750
Trivium Packaging Finance BV
5.50%, 08/15/26		200	178,874
8.50%, 08/15/27		617	544,695

			1,524,817
Building Materials — 0.2%
HT Troplast GmbH, 9.25%, 07/15/25(c)	EUR	192	166,059
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28	USD	120	99,183
9.75%, 07/15/28		19	16,027
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)		292	237,320
Standard Industries, Inc.(b)
4.75%, 01/15/28		143	120,818
4.38%, 07/15/30		34	26,010
3.38%, 01/15/31		3	2,110
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		34	29,920

			697,447
Building Products — 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		28	25,750
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		30	24,726
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		24	17,516
GYP Holdings III Corp., 4.63%, 05/01/29(b)		40	30,426
LBM Acquisition LLC, 6.25%, 01/15/29(b)		28	18,970
Lowe’s Cos., Inc., 5.63%, 04/15/53		1,200	1,109,772
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		26	21,514
SRS Distribution, Inc.(b)
4.63%, 07/01/28		337	289,480
6.13%, 07/01/29		405	325,256
6.00%, 12/01/29		169	134,781

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
White Cap Buyer LLC, 6.88%, 10/15/28(b)	USD	392	$319,856
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(b)(f)		45	38,124

			2,356,171
Capital Markets — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		30	28,200
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(b)		16	13,391
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		47	36,882
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	90,207
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/27(c)		200	155,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		67	62,614
5.25%, 05/15/27		353	309,055
4.38%, 02/01/29		7	5,634
NFP Corp.(b)
4.88%, 08/15/28		381	325,113
6.88%, 08/15/28		544	424,320
Sherwood Financing PLC(c)
4.50%, 11/15/26	EUR	347	258,260
6.00%, 11/15/26	GBP	235	196,464

			1,905,865
Chemicals — 0.6%
Avient Corp., 7.13%, 08/01/30(b)	USD	143	131,979
Chemours Co.
4.00%, 05/15/26	EUR	200	169,304
5.75%, 11/15/28(b)	USD	20	16,358
Diamond BC BV, 4.63%, 10/01/29(b)		210	146,122
Element Solutions, Inc., 3.88%, 09/01/28(b)		137	110,312
EverArc Escrow SARL, 5.00%, 10/30/29(b)		96	77,496
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	100	81,344
HB Fuller Co., 4.25%, 10/15/28	USD	129	108,541
Herens Holdco SARL, 4.75%, 05/15/28(b)		400	320,000
Herens Midco SARL, 5.25%, 05/15/29(c)	EUR	500	306,721
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	89	73,870
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(f)		82	64,780
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		20	15,000
Lune Holdings SARL, 5.63%, 11/15/28(c)	EUR	150	110,300
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	USD	69	60,053
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(c)	EUR	200	177,389
WR Grace Holdings LLC(b)
4.88%, 06/15/27	USD	70	60,174
5.63%, 08/15/29		852	639,000

			2,668,743
Commercial Services & Supplies — 0.4%
ADT Security Corp., 4.88%, 07/15/32(b)		149	120,163
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		16	13,482
APX Group, Inc.(b)
6.75%, 02/15/27		220	205,517
5.75%, 07/15/29		71	56,131
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)		8	6,569
Avis Budget Finance PLC, 4.75%, 01/30/26(c)	EUR	100	89,430
EC Finance PLC, 3.00%, 10/15/26(c)		145	123,278
eHi Car Services Ltd., 7.75%, 11/14/24(c)	USD	200	115,000
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25		12	11,273
9.75%, 08/01/27		8	7,823

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Fortress Transportation & Infrastructure Investors LLC(b) (continued)
5.50%, 05/01/28	USD	236	$188,767
Garden Spinco Corp., 8.63%, 07/20/30(b)		126	130,174
Herc Holdings, Inc., 5.50%, 07/15/27(b)		4	3,600
Hertz Corp.(b)
4.63%, 12/01/26		22	17,872
5.00%, 12/01/29		24	17,850
Loxam SAS(c)
3.75%, 07/15/26	EUR	100	82,707
4.50%, 02/15/27		151	125,047
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	38	29,640
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		57	47,509
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		15	14,114
6.25%, 01/15/28		289	246,624
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		200	165,224
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)		46	40,247

			1,858,041
Communications Equipment(b) — 0.1%
Avaya, Inc., 6.13%, 09/15/28		163	81,092
Ciena Corp., 4.00%, 01/31/30		19	15,865
CommScope Technologies LLC, 6.00%, 06/15/25		245	217,670
CommScope, Inc.
6.00%, 03/01/26		14	12,890
8.25%, 03/01/27		10	8,263
7.13%, 07/01/28		77	59,437
4.75%, 09/01/29		124	101,142
Viasat, Inc.
5.63%, 09/15/25		42	32,605
6.50%, 07/15/28		41	27,265

			556,229
Construction & Engineering — 0.1%
Celestial Miles Ltd., (5 year CMT + 8.21%), 5.75%(a)(c)(e)		200	192,000

Construction Materials(b) — 0.0%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		20	17,342
IAA, Inc., 5.50%, 06/15/27		34	31,025
Thor Industries, Inc., 4.00%, 10/15/29		19	14,280
Winnebago Industries, Inc., 6.25%, 07/15/28		15	13,875

			76,522
Consumer Discretionary — 0.8%
APi Group DE, Inc.(b)
4.13%, 07/15/29		24	19,020
4.75%, 10/15/29		18	14,916
Carnival Corp.
10.13%, 02/01/26(c)	EUR	400	386,140
10.50%, 02/01/26(b)	USD	119	117,740
5.75%, 03/01/27(b)		268	187,747
9.88%, 08/01/27(b)		95	93,100
4.00%, 08/01/28(b)		89	71,800
6.00%, 05/01/29(b)		102	66,970
CoreLogic, Inc., 4.50%, 05/01/28(b)		78	53,040
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		25	21,408
Life Time, Inc.(b)
5.75%, 01/15/26		51	46,410
8.00%, 04/15/26		1,291	1,103,805
NCL Corp. Ltd., 5.88%, 03/15/26(b)		49	37,276

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
NCL Finance Ltd., 6.13%, 03/15/28(b)	USD	29	$21,387
Nielsen Finance LLC/Nielsen Finance Co.(b)
5.63%, 10/01/28		202	200,491
5.88%, 10/01/30		165	164,318
Royal Caribbean Cruises Ltd.(b)
10.88%, 06/01/23		25	25,563
9.13%, 06/15/23		327	332,722
11.50%, 06/01/25		27	28,687
5.50%, 08/31/26		42	32,130
11.63%, 08/15/27		45	40,951
5.50%, 04/01/28		19	13,312
8.25%, 01/15/29(g)		49	47,695
9.25%, 01/15/29(g)		67	66,019
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(c)	EUR	88	77,226
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD	42	32,655

			3,302,528
Consumer Finance — 0.6%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(e)		440	339,098
Encore Capital Group, Inc.(c)
4.88%, 10/15/25	EUR	100	91,146
4.25%, 06/01/28	GBP	100	83,462
Global Payments, Inc., 2.90%, 05/15/30	USD	265	211,238
HealthEquity, Inc., 4.50%, 10/01/29(b)		85	71,803
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		38	31,366
Muthoot Finance Ltd., 4.40%, 09/02/23(c)		200	194,750
Navient Corp., 5.50%, 03/15/29		48	36,487
Nexi SpA, 0.00%, 02/24/28(c)(h)	EUR	200	136,521
OneMain Finance Corp.
6.88%, 03/15/25	USD	94	88,346
6.63%, 01/15/28		35	30,030
5.38%, 11/15/29		5	3,875
4.00%, 09/15/30		15	10,526
Sabre Global, Inc.(b)
9.25%, 04/15/25		56	53,615
7.38%, 09/01/25		27	24,182
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		213	194,229
Sun Hung Kai & Co. BVI Ltd., 5.75%, 11/15/24(c)		200	189,975
Verscend Escrow Corp., 9.75%, 08/15/26(b)		618	596,370

			2,387,019
Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		257	233,855
8.75%, 04/15/30		158	130,671
Fabric BC SpA, (3 mo. EURIBOR + 4.13%), 4.71%, 08/31/26(a)(c)	EUR	200	193,501
iQIYI, Inc., 4.00%, 12/15/26	USD	1,796	1,189,850
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	200	157,283
LABL, Inc., 5.88%, 11/01/28(b)	USD	108	87,469
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	200	184,074

			2,176,703
Diversified Consumer Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26	USD	440	392,150
9.75%, 07/15/27		473	388,797

Security		Par (000)	Value

Diversified Consumer Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(c)	EUR	100	$72,857
4.63%, 06/01/28(b)	USD	400	308,128
4.88%, 06/01/28(c)	GBP	300	243,687
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	USD	274	225,995
4.88%, 07/01/29		302	236,466
Rekeep SpA, 7.25%, 02/01/26(c)	EUR	315	270,126
Sotheby’s, 7.38%, 10/15/27(b)	USD	442	405,973
Verisure Holding AB, 9.25%, 10/15/27	EUR	164	162,880

			2,707,059
Diversified Financial Services — 2.0%
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(e)	USD	550	428,730
BNP Paribas SA, (5 year CMT + 4.90%), 7.75%(a)(b)(e)		200	184,560
Central Garden & Pet Co.
4.13%, 10/15/30		2	1,592
4.13%, 04/30/31(b)		35	27,519
Citigroup, Inc., Series W, (5 year CMT + 3.60%), 4.00%(a)(e)		325	273,812
Deutsche Bank AG, (5 year EUR Swap + 4.55%), 4.50%(a)(c)(e)	EUR	600	403,356
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(f)	USD	507	68,420
Garfunkelux Holdco 3 SA(c)
6.75%, 11/01/25	EUR	300	226,774
7.75%, 11/01/25	GBP	300	261,273
Global Aircraft Leasing Co. Ltd.(b)(f) (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24	USD	35	26,297
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		50	38,209
Intrum AB, 3.00%, 09/15/27(c)	EUR	400	290,095
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(a)	USD	4,400	3,989,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(b)		13	9,732
Lincoln Financing SARL, 3.63%, 04/01/24(c)	EUR	200	188,954
Morgan Stanley, (1 day SOFR + 2.62%), 5.30%, 04/20/37(a)	USD	820	736,817
OWL Rock Core Income Corp.
5.50%, 03/21/25		30	28,224
7.75%, 09/16/27(b)		51	50,226
Royal Capital BV, (5 year CMT + 7.40%), 5.00%(a)(c)(e)		200	185,475
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(c)		400	387,000
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		17	13,523
5.50%, 07/15/30		13	10,165
UBS Group AG, (1 year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	852,957
UniCredit SpA, (5 year EUR Swap + 4.93%), 5.38%(a)(c)(e)	EUR	200	152,153
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 02/01/30(b)	USD	24	19,620

			8,855,008
Diversified Telecommunication Services — 1.0%
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		146	109,135
Frontier Communications Holdings LLC, 8.75%, 05/15/30(b)		160	160,102

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Koninklijke KPN NV, (5 year EUR Swap + 3.77%), 6.00%(a)(c)(e)	EUR	100	$95,697
Level 3 Financing, Inc.(b)
3.40%, 03/01/27	USD	13	10,888
4.63%, 09/15/27		29	24,000
4.25%, 07/01/28		33	25,740
3.63%, 01/15/29		37	27,394
3.75%, 07/15/29		213	156,023
Lumen Technologies, Inc.
5.13%, 12/15/26(b)		215	184,988
4.00%, 02/15/27(b)		79	66,343
4.50%, 01/15/29(b)		120	84,300
5.38%, 06/15/29(b)		88	65,398
Series U, 7.65%, 03/15/42		28	18,949
SoftBank Group Corp.(c)
2.13%, 07/06/24	EUR	400	359,678
4.75%, 07/30/25		100	88,791
3.13%, 09/19/25		200	167,868
2.88%, 01/06/27		100	74,766
Sprint Capital Corp.
6.88%, 11/15/28	USD	27	27,743
8.75%, 03/15/32		81	93,859
Switch Ltd., 4.13%, 06/15/29(b)		103	102,015
Telecom Italia Capital SA
6.38%, 11/15/33		13	10,107
7.72%, 06/04/38		2	1,596
Telecom Italia SpA, 3.63%, 05/25/26(c)	EUR	200	179,150
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)	USD	74	58,458
Verizon Communications, Inc.
2.88%, 11/20/50		150	91,726
3.70%, 03/22/61		247	167,683
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		707	567,332
6.13%, 03/01/28		2,069	1,451,563

			4,471,292
Electric Utilities — 0.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)		200	148,913
Dominion Energy, Inc., Series C, (5 year CMT + 3.20%), 4.35%(a)(e)		355	301,167
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(a)(e)		350	287,875
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25		200	175,500
JSW Hydro Energy Ltd., 4.13%, 05/18/31(c)		184	144,992
Pacific Gas & Electric Co., 4.20%, 06/01/41		310	212,611

			1,271,058
Electrical Equipment — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)		104	95,680
GrafTech Finance, Inc., 4.63%, 12/15/28(b)		29	21,677
Pearl Holding II Ltd., (6.00% PIK), 6.00%(c)(e)(f)		95	2,659
Pearl Holding III Ltd., 9.00%, 10/22/25(c)		76	27,170

			147,186
Electronic Equipment, Instruments & Components(b) — 0.1%
Energizer Holdings, Inc., 4.75%, 06/15/28		29	22,977
Imola Merger Corp., 4.75%, 05/15/29		88	74,241
Vertiv Group Corp., 4.13%, 11/15/28		215	173,075

			270,293
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b) 6.88%, 04/01/27		45	40,301

Security		Par (000)	Value

Energy Equipment & Services (continued)
Archrock Partners LP/Archrock Partners Finance Corp.(b) (continued)
6.25%, 04/01/28	USD	257	$225,902
Nabors Industries, Inc., 5.75%, 02/01/25		68	61,560
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		129	118,680
6.88%, 09/01/27		389	353,533
Vallourec SA, 8.50%, 06/30/26(c)	EUR	72	65,791
Weatherford International Ltd.(b)
11.00%, 12/01/24	USD	3	3,052
6.50%, 09/15/28		53	47,700
8.63%, 04/30/30		39	33,963

			950,482
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(b)		21	16,222
iQIYI, Inc., 2.00%, 04/01/25		2,151	1,860,615
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		57	50,160
NCL Corp. Ltd., 7.75%, 02/15/29(b)		1,139	859,603
Netflix, Inc., 4.63%, 05/15/29	EUR	100	91,416

			2,878,016
Environmental, Maintenance & Security Service — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29(b)	USD	14	11,316
5.00%, 09/01/30		23	18,026
GFL Environmental, Inc.(b)
5.13%, 12/15/26		243	226,292
4.00%, 08/01/28		4	3,334
4.75%, 06/15/29		54	45,495
4.38%, 08/15/29		69	57,531
Tervita Corp., 11.00%, 12/01/25(b)		18	19,395
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		273	239,839

			621,228
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.
3.10%, 06/15/50		743	462,649
2.95%, 01/15/51		859	515,682
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		31	25,418
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		2	1,645
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		28	22,470
Iron Mountain, Inc.(b)
5.25%, 07/15/30		30	24,824
5.63%, 07/15/32		40	32,000
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		308	267,960
4.50%, 02/15/29(b)		15	12,446
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		17	13,317
Service Properties Trust
4.65%, 03/15/24		104	96,200
4.35%, 10/01/24		158	139,871
4.50%, 03/15/25		612	511,196

			2,125,678
Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
5.88%, 02/15/28		38	35,055
4.88%, 02/15/30		72	60,913

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Bellis Acquisition Co. PLC(c)
3.25%, 02/16/26	GBP	300	$252,067
4.50%, 02/16/26		100	85,738
Casino Guichard Perrachon SA(c)
3.58%, 02/07/25	EUR	500	283,690
6.63%, 01/15/26		100	50,081
5.25%, 04/15/27		200	94,575
Iceland Bondco PLC, 4.63%, 03/15/25(c)	GBP	100	83,741
Kraft Heinz Foods Co.
4.88%, 10/01/49	USD	68	56,045
5.50%, 06/01/50		120	107,949
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(b)		45	37,181
Ocado Group PLC, 3.88%, 10/08/26(c)	GBP	179	145,783
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	60	49,956
Picard Groupe SAS, 3.88%, 07/01/26(c)	EUR	300	245,503
Post Holdings, Inc.(b)
5.50%, 12/15/29	USD	8	6,916
4.63%, 04/15/30		22	18,067
4.50%, 09/15/31		29	23,345
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	88,766
U.S. Foods, Inc., 4.75%, 02/15/29(b)	USD	68	58,208
United Natural Foods, Inc., 6.75%, 10/15/28(b)		8	7,317

			1,790,896

Food Products — 0.2%
Aramark Services, Inc.(b)
5.00%, 04/01/25		93	88,820
6.38%, 05/01/25		40	39,200
5.00%, 02/01/28		35	31,175
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		367	335,739
Knight Castle Investments Ltd., 7.99%, 01/23/21(c)(d)(i)		300	210,000
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		57	46,597

			751,531

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		17	13,954

Health Care Equipment & Supplies(b) — 0.0%
Avantor Funding, Inc.
4.63%, 07/15/28		85	75,645
3.88%, 11/01/29		55	44,671
Embecta Corp., 6.75%, 02/15/30		27	24,927

			145,243

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		23	20,988
5.00%, 04/15/29		7	6,199
AdaptHealth LLC(b)
6.13%, 08/01/28		14	12,540
5.13%, 03/01/30		5	4,123
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		77	59,675
Cano Health LLC, 6.25%, 10/01/28(b)		49	46,286
CHS/Community Health Systems, Inc.(b)
8.00%, 03/15/26		17	14,718
5.63%, 03/15/27		107	82,358
6.00%, 01/15/29		112	82,319
5.25%, 05/15/30		32	22,280

Security		Par (000)	Value

Health Care Providers & Services (continued)
Encompass Health Corp.
4.50%, 02/01/28	USD	7	$5,996
4.75%, 02/01/30		10	8,227
HCA, Inc., 4.63%, 03/15/52(b)		1,355	1,017,744
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		38	35,956
4.38%, 02/15/27		39	32,227
LifePoint Health, Inc., 5.38%, 01/15/29(b)		35	24,402
Medline Borrower LP(b)
3.88%, 04/01/29		10	8,017
5.25%, 10/01/29		566	427,330
ModivCare, Inc., 5.88%, 11/15/25(b)		14	12,921
Owens & Minor, Inc., 6.63%, 04/01/30(b)		2	1,760
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		76	67,834
RegionalCare Hospital Partners Holdings, Inc./LifePoint
Health, Inc., 9.75%, 12/01/26(b)		7	6,264
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		369	341,011
10.00%, 04/15/27		127	123,506
Tenet Healthcare Corp.(b)
4.88%, 01/01/26		31	28,807
6.25%, 02/01/27		154	143,705
5.13%, 11/01/27		255	228,808
4.63%, 06/15/28		17	14,857
6.13%, 10/01/28		50	43,804
4.25%, 06/01/29		14	11,596

			2,936,258

Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		437	345,479
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)		369	366,766
Chrome Bidco SASU, 3.50%, 05/31/28(c)	EUR	175	135,707
Syneos Health, Inc., 3.63%, 01/15/29(b)	USD	16	12,740

			860,692

Hotels, Restaurants & Leisure — 1.9%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)		10	7,876
Accor SA, 0.70%, 12/07/27(c)	EUR	132	48,853
Boyd Gaming Corp.
4.75%, 12/01/27	USD	35	30,975
4.75%, 06/15/31(b)		136	110,119
Boyne USA, Inc., 4.75%, 05/15/29(b)		52	43,562
Burger King France SAS, (3 mo. EURIBOR + 4.75%), 5.02%, 11/01/26(a)(c)	EUR	275	256,429
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25	USD	210	202,387
8.13%, 07/01/27		524	500,465
4.63%, 10/15/29		294	224,640
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		92	88,771
Carnival Corp., 7.63%, 03/01/26(b)		22	16,720
CCM Merger, Inc., 6.38%, 05/01/26(b)		30	27,377
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		94	82,092
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.50%, 05/01/25(b)		72	69,259
6.50%, 10/01/28		10	9,250
Champion Path Holdings Ltd.(c)
4.50%, 01/27/26		200	135,000
4.85%, 01/27/28		200	126,788

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., 4.75%, 01/15/28(b)	USD	229	$198,103
Codere Finance 2 Luxembourg SA, (8.00% Cash or 3.00% PIK), 11.00%, 09/30/26(c)(f)	EUR	152	139,547
Constellation Merger Sub, Inc., 8.50%, 09/15/25(b)	USD	1,469	1,278,494
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		59	48,823
6.75%, 01/15/30		21	15,949
Fortune Star BVI Ltd.(c)
5.95%, 10/19/25		400	160,000
5.00%, 05/18/26		352	133,760
Gamma Bidco SpA, 5.13%, 07/15/25(c)	EUR	120	105,398
Haidilao International Holding Ltd., 2.15%, 01/14/26(c)	USD	200	161,000
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/29(b)		5	4,129
Melco Resorts Finance Ltd.(c)
4.88%, 06/06/25		500	371,500
5.25%, 04/26/26		200	138,400
5.63%, 07/17/27		200	134,537
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	186,169
MGM China Holdings Ltd.(c)
5.38%, 05/15/24		400	348,000
5.25%, 06/18/25		200	167,287
5.88%, 05/15/26		200	162,500
Midco GB SASU, (7.75% PIK), 7.75%, 11/01/27(c)(f)	EUR	250	233,987
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD	43	35,422
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		45	48,431
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		21	14,537
5.88%, 09/01/31		21	14,175
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		31	26,661
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(b)		30	22,066
Scientific Games International, Inc.(b)
8.63%, 07/01/25		40	40,952
7.00%, 05/15/28		40	37,714
7.25%, 11/15/29		33	30,713
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)		137	120,298
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		56	55,976
Station Casinos LLC(b)
4.50%, 02/15/28		29	23,802
4.63%, 12/01/31		49	37,009
Stonegate Pub Co. Financing PLC(c)
8.00%, 07/13/25	GBP	640	622,767
8.25%, 07/31/25		100	97,419
Studio City Finance Ltd.
6.00%, 07/15/25(c)	USD	200	120,000
5.00%, 01/15/29(b)		200	95,000
Vail Resorts, Inc., 6.25%, 05/15/25(b)		31	30,579
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		14	12,306
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		36	31,687
Wynn Macau Ltd.(c)
4.88%, 10/01/24		600	483,000
5.50%, 01/15/26		400	300,760

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25	USD	41	$40,049
5.13%, 10/01/29		74	59,807

			8,369,276

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		10	8,380
4.63%, 08/01/29		43	31,220
4.63%, 04/01/30		30	21,484
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		37	27,390
4.88%, 02/15/30		76	56,260
Installed Building Products, Inc., 5.75%, 02/01/28(b)		18	16,109
K Hovnanian Enterprises, Inc.(b)
10.00%, 11/15/25		12	12,600
7.75%, 02/15/26		59	56,640
KB Home, 7.25%, 07/15/30		10	9,075
Mattamy Group Corp.(b)
5.25%, 12/15/27		20	16,578
4.63%, 03/01/30		34	25,966
NCR Corp.(b)
5.75%, 09/01/27		4	3,624
5.00%, 10/01/28		21	16,522
5.13%, 04/15/29		38	28,501
6.13%, 09/01/29		36	30,997
Newell Brands, Inc., 5.75%, 04/01/46		650	508,625
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		134	79,395
Tri Pointe Homes, Inc., 5.70%, 06/15/28		11	9,357

			958,723

Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27(b)		17	15,091

Independent Power and Renewable Electricity Producers — 0.5%
Adani Green Energy Ltd., 4.38%, 09/08/24(c)		200	164,000
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(c)		200	167,000
Calpine Corp.(b)
5.13%, 03/15/28		242	207,846
4.63%, 02/01/29		22	17,927
5.00%, 02/01/31		79	62,770
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		36	32,054
Cullinan Holdco Scsp, 4.63%, 10/15/26(c)	EUR	400	328,552
Greenko Dutch BV, 3.85%, 03/29/26(c)	USD	382	305,600
Greenko Power II Ltd., 4.30%, 12/13/28(c)		195	151,513
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(c)		200	175,500
India Green Power Holdings, 4.00%, 02/22/27(c)		250	199,375
NRG Energy, Inc.
5.75%, 01/15/28		8	7,383
5.25%, 06/15/29(b)		4	3,500
3.63%, 02/15/31(b)		6	4,680
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		400	358,200
SMC Global Power Holdings Corp., (5 year CMT + 7.16%), 5.45%(a)(c)(e)		200	163,500

			2,349,400

Industrial Conglomerates — 0.0%
Resideo Funding, Inc., 4.00%, 09/01/29(b)		8	6,448
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(c)	EUR	100	85,636

			92,084

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	USD	41	$31,570
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		97	82,855
6.75%, 10/15/27		951	819,561
5.88%, 11/01/29		469	380,932
AmWINS Group, Inc., 4.88%, 06/30/29(b)		148	122,849
FWD Group Ltd.(c)
5.75%, 07/09/24		200	193,350
(5 year CMT + 4.88%), 6.38%(a)(e)		200	175,788
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	400	363,995
Genworth Holdings, Inc., 6.50%, 06/15/34	USD	904	734,500
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		100	91,995
HUB International Ltd.(b)
7.00%, 05/01/26		374	354,707
5.63%, 12/01/29		7	5,845
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	83,312
NFP Corp., 7.50%, 10/01/30(b)	USD	27	25,621
Peak RE Bvi Holding Ltd., (5 year CMT + 5.01%), 5.35%(a)(c)(e)		200	140,000
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		24	20,355

			3,627,235

Interactive Media & Services — 0.3%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		23	17,940
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)		200	167,295
Iliad SA(c)
1.50%, 10/14/24	EUR	100	91,145
2.38%, 06/17/26		100	86,303
1.88%, 02/11/28		200	155,832
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27	USD	172	149,640
6.00%, 02/15/28		136	105,422
10.75%, 06/01/28		19	17,696
Twitter, Inc.(b)
3.88%, 12/15/27		8	7,502
5.00%, 03/01/30		13	12,458
United Group BV(c)
4.88%, 07/01/24	EUR	200	182,046
4.00%, 11/15/27		200	138,035
4.63%, 08/15/28		200	138,138

			1,269,452

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(c)	GBP	150	115,144

Internet Software & Services(b) — 0.2%
Endurance International Group Holdings, Inc., 6.00%, 02/15/29	USD	19	12,613
Match Group Holdings II LLC, 3.63%, 10/01/31		19	14,345
Uber Technologies, Inc.
8.00%, 11/01/26		153	152,758
7.50%, 09/15/27		191	187,180
6.25%, 01/15/28		141	131,130
4.50%, 08/15/29		531	446,372

			944,398

IT Services — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		31	26,424
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(b)		62	53,045
CA Magnum Holdings 5.38%, 10/31/26(b)		203	169,505

Security		Par (000)	Value

IT Services (continued)
CA Magnum Holdings (continued)
5.38%, 10/31/26(c)	USD	200	$167,000
Centurion Bidco SpA, 5.88%, 09/30/26(c)	EUR	412	353,389
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)	USD	1,709	1,397,218
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		202	166,650
Fair Isaac Corp., 4.00%, 06/15/28(b)		35	29,823
Global Payments, Inc., 5.95%, 08/15/52		1,395	1,229,047
La Financiere Atalian SASU(c)
4.00%, 05/15/24	EUR	100	92,721
5.13%, 05/15/25		300	278,947
6.63%, 05/15/25	GBP	220	233,850
Science Applications International Corp., 4.88%, 04/01/28(b)	USD	47	41,814
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		22	21,438
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		50	40,797

			4,301,668

Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40		29	27,298
5.45%, 11/01/41		65	54,456

			81,754

Machinery — 0.3%
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(f)		23	21,562
Madison IAQ LLC, 5.88%, 06/30/29(b)		85	59,208
OT Merger Corp., 7.88%, 10/15/29(b)		21	14,228
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(c)	EUR	200	179,128
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(c)		100	95,432
Terex Corp., 5.00%, 05/15/29(b)	USD	47	40,337
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		292	230,806
TK Elevator Holdco GmbH
6.63%, 07/15/28(c)	EUR	90	69,241
7.63%, 07/15/28(b)	USD	229	191,787
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	115	94,391
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	495	420,854

			1,416,974
Media — 2.9%
Altice Financing SA
3.00%, 01/15/28(c)	EUR	100	73,688
4.25%, 08/15/29(c)		200	151,433
5.75%, 08/15/29(b)	USD	400	306,088
Altice France Holding SA, 10.50%, 05/15/27(b)		500	391,628
AMC Networks, Inc., 4.25%, 02/15/29		26	19,223
Banijay Group SAS, 6.50%, 03/01/26(c)	EUR	200	173,390
Block Communications, Inc., 4.88%, 03/01/28(b)	USD	6	5,190
Cable One, Inc., 4.00%, 11/15/30(b)		15	11,676
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30(b)		18	14,603
4.50%, 08/15/30(b)		132	104,391
4.25%, 02/01/31(b)		117	89,744
4.75%, 02/01/32(b)		66	51,399
4.50%, 05/01/32		104	79,318
4.50%, 06/01/33(b)		41	30,290
4.25%, 01/15/34(b)		480	343,574
Cengage Learning, Inc., 9.50%, 06/15/24(b)		1,000	937,500

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	USD	105	$63,635
4.40%, 12/01/61		600	382,244
Clear Channel International BV, 6.63%, 08/01/25(b)		200	185,842
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		636	537,253
7.75%, 04/15/28		353	266,515
7.50%, 06/01/29		255	184,875
CMG Media Corp., 8.88%, 12/15/27(b)		194	148,209
Comcast Corp.
3.75%, 04/01/40		110	86,472
2.94%, 11/01/56		54	32,231
2.99%, 11/01/63		925	535,756
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		585	511,613
CSC Holdings LLC(b)
5.75%, 01/15/30		400	284,306
4.13%, 12/01/30		200	149,440
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)		83	71,555
DISH DBS Corp.
5.25%, 12/01/26(b)		392	321,145
5.75%, 12/01/28(b)		162	122,430
5.13%, 06/01/29		123	72,263
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		51	45,708
5.00%, 05/01/28		87	74,663
6.75%, 05/01/29		322	265,650
6.00%, 01/15/30		87	68,349
Globe Telecom, Inc., (5 year CMT + 5.53%), 4.20%(a)(c)(e)		200	175,975
Iliad Holding SASU(b)
6.50%, 10/15/26		200	174,880
7.00%, 10/15/28		489	418,936
Intrado Corp., 8.50%, 10/15/25(b)		570	482,081
LCPR Senior Secured Financing DAC(b)
6.75%, 10/15/27		180	149,400
5.13%, 07/15/29		200	150,613
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(f).		1,779	809,319
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		212	157,940
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		6	5,804
6.50%, 05/15/27		292	280,977
4.75%, 10/15/27		193	167,560
3.75%, 01/15/28		18	15,255
Lorca Telecom Bondco SA, 4.00%, 09/18/27(c)	EUR	246	209,398
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(c)(e)	USD	400	367,575
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		118	103,079
4.25%, 01/15/29		4	3,142
4.63%, 03/15/30		2	1,558
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		197	161,585
6.50%, 09/15/28		307	214,133
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(c)(e)	EUR	100	93,967
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	USD	225	169,313
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27		29	26,608
4.00%, 07/15/28		56	47,632
3.88%, 09/01/31		83	64,362

Security		Par (000)	Value

Media (continued)
Stagwell Global LLC, 5.63%, 08/15/29(b)	USD	48	$39,483
Summer BC Holdco A SARL, 9.25%, 10/31/27(c)	EUR	180	140,498
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(f)		440	315,645
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	182	171,756
7.38%, 06/30/30		44	41,989
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	100	83,078
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD	200	161,750
Ziggo BV, 4.88%, 01/15/30(b)		200	158,000

			12,756,580

Metals & Mining — 0.9%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)		200	197,250
Arconic Corp., 6.13%, 02/15/28(b)		242	213,766
ATI, Inc.
4.88%, 10/01/29		18	14,945
5.13%, 10/01/31		48	39,213
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		476	438,101
Carpenter Technology Corp.
6.38%, 07/15/28		5	4,637
7.63%, 03/15/30		38	36,586
Commercial Metals Co., 4.38%, 03/15/32		14	11,060
Constellium SE, 5.88%, 02/15/26(b)		500	458,750
ERO Copper Corp., 6.50%, 02/15/30(b)		23	17,264
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)		72	61,866
JSW Steel Ltd., 3.95%, 04/05/27(c)		200	158,000
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		29	23,662
4.50%, 06/01/31		129	94,394
Mineral Resources Ltd., 8.50%, 05/01/30(b)		52	50,253
New Gold, Inc., 7.50%, 07/15/27(b)		100	79,000
Novelis Corp.(b)
3.25%, 11/15/26		146	121,871
4.75%, 01/30/30		344	282,080
3.88%, 08/15/31		179	133,520
Periama Holdings LLC, 5.95%, 04/19/26(c)		600	519,750
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		22	18,557
U.S. Steel Corp., 6.88%, 03/01/29		11	9,997
Vedanta Resources Finance II PLC(c)
8.00%, 04/23/23		213	196,665
13.88%, 01/21/24		712	592,428

			3,773,615

Multiline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		86	79,021

Multi-Utilities — 0.0%
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(c)		200	173,287

Oil, Gas & Consumable Fuels — 3.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		169	163,311
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		32	29,596
5.75%, 01/15/28		6	5,460
5.38%, 06/15/29		37	32,667

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp., 7.63%, 02/01/29(b)	USD	19	$18,965
Apache Corp.
4.25%, 01/15/30		35	30,608
5.35%, 07/01/49		11	8,635
Arcosa, Inc., 4.38%, 04/15/29(b)		68	57,800
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		100	121,980
5.88%, 06/30/29		245	218,050
Buckeye Partners LP
4.13%, 03/01/25(b)		5	4,576
5.85%, 11/15/43		28	20,741
5.60%, 10/15/44		18	12,636
Callon Petroleum Co.
6.38%, 07/01/26		23	20,725
8.00%, 08/01/28(b)		281	259,222
7.50%, 06/15/30(b)		98	85,799
Cellnex Telecom SA(c)
1.75%, 10/23/30	EUR	200	137,892
Series CLNX, 0.75%, 11/20/31		800	509,719
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	USD	352	334,645
Cheniere Energy Partners LP, 3.25%, 01/31/32		8	6,143
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		5	4,637
6.75%, 04/15/29		79	75,731
Citgo Holding, Inc., 9.25%, 08/01/24(b)		2,860	2,837,864
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		87	83,131
6.38%, 06/15/26		51	47,609
Civitas Resources, Inc., 5.00%, 10/15/26(b)		16	14,536
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		49	38,461
CNX Resources Corp.(b)
6.00%, 01/15/29		85	77,562
7.38%, 01/15/31		53	51,838
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		34	33,372
5.88%, 07/01/29		165	147,284
Comstock Resources, Inc.(b)
6.75%, 03/01/29		170	156,792
5.88%, 01/15/30		119	103,644
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		342	289,512
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)		163	146,442
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		11	9,955
6.00%, 02/01/29		10	8,950
8.00%, 04/01/29		46	44,275
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		143	136,904
5.00%, 05/01/29		7	6,176
DCP Midstream Operating LP, 6.75%, 09/15/37(b)		74	71,753
DT Midstream, Inc.(b)
4.13%, 06/15/29		66	55,770
4.38%, 06/15/31		103	84,946
Dycom Industries, Inc., 4.50%, 04/15/29(b)		22	18,539
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		67	63,148
Energy Transfer LP
5.40%, 10/01/47		150	121,451
Series G, (5 year CMT + 5.31%), 7.13%(a)(e)		159	130,626
Series H, (5 year CMT + 5.69%), 6.50%(a)(e)		114	99,306

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.63%, 01/15/28(b)	USD	41	$38,335
5.38%, 06/01/29		2	1,830
EnLink Midstream Partners LP
5.60%, 04/01/44		24	18,257
5.05%, 04/01/45		5	3,504
5.45%, 06/01/47		8	5,844
EQM Midstream Partners LP
6.00%, 07/01/25(b)		20	18,493
4.13%, 12/01/26		14	11,860
6.50%, 07/01/27(b)		40	36,964
7.50%, 06/01/30(b)		15	14,175
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		40	36,164
8.00%, 01/15/27		13	11,408
7.75%, 02/01/28		21	18,270
Gulfport Energy Corp., 8.00%, 05/17/26(b)		7	6,965
Harvest Midstream I LP, 7.50%, 09/01/28(b)		12	11,216
Hess Corp., 5.80%, 04/01/47		248	221,475
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		42	33,915
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		44	40,598
5.75%, 02/01/29		4	3,497
6.00%, 04/15/30		1	872
6.00%, 02/01/31		3	2,599
Hilong Holding Ltd., 9.75%, 11/18/24(c)		200	84,000
ITT Holdings LLC, 6.50%, 08/01/29(b)		99	76,801
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		8	7,667
MasTec, Inc., 4.50%, 08/15/28(b)		28	24,440
Medco Bell Pte. Ltd., 6.38%, 01/30/27(c)		200	158,250
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(c)		200	171,250
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25(c)		250	224,578
MPLX LP, 4.95%, 03/14/52		1,275	997,779
Murphy Oil Corp., 6.13%, 12/01/42		2	1,591
Murphy Oil USA, Inc., 4.75%, 09/15/29		24	21,240
Nabors Industries Ltd.(b)
7.25%, 01/15/26		64	55,688
7.50%, 01/15/28		89	72,651
Nabors Industries, Inc., 7.38%, 05/15/27(b)		55	50,762
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		400	371,346
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		311	294,579
6.50%, 09/30/26		1,865	1,723,073
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		36	32,026
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		74	74,791
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		246	230,625
NuStar Logistics LP
5.75%, 10/01/25		20	18,535
6.00%, 06/01/26		68	62,246
6.38%, 10/01/30		5	4,278
Occidental Petroleum Corp.
6.95%, 07/01/24		14	14,385
8.88%, 07/15/30		15	16,700
6.63%, 09/01/30		81	82,215
7.50%, 05/01/31		13	13,585
6.45%, 09/15/36		2	2,000
6.20%, 03/15/40		118	114,165
6.60%, 03/15/46		5	5,150
Parkland Corp., 5.88%, 07/15/27(b)		29	26,883

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc., 6.13%, 09/15/24	USD	2	$1,968
Permian Resources Operating LLC, 6.88%, 04/01/27(b)		41	39,666
Petron Corp., (5 year CMT + 4.77%), 4.60%(a)(c)(e)		200	187,037
Range Resources Corp., 4.88%, 05/15/25		8	7,541
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		205	179,493
SK Innovation Co. Ltd., 4.13%, 07/13/23(c)		200	197,656
SM Energy Co.
5.63%, 06/01/25		17	16,320
6.75%, 09/15/26		30	28,875
6.63%, 01/15/27		2	1,920
6.50%, 07/15/28		2	1,901
Southwestern Energy Co.
5.38%, 02/01/29		63	57,128
4.75%, 02/01/32		29	24,305
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25		152	123,500
8.50%, 10/15/26(b)		1,596	1,498,245
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27		2	1,907
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		6	5,444
6.00%, 12/31/30		4	3,400
6.00%, 09/01/31		20	16,900
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		376	343,730
Transocean, Inc., 11.50%, 01/30/27(b)		21	19,424
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		139	119,245
4.13%, 08/15/31		122	101,195
3.88%, 11/01/33		97	75,417
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		29	26,680
Western Midstream Operating LP
5.45%, 04/01/44		86	70,549
5.30%, 03/01/48		54	44,415
5.50%, 08/15/48		6	4,853
5.50%, 02/01/50		89	71,867

			15,879,485

Pharmaceuticals — 0.6%
Bayer AG, (5 year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(c)	EUR	200	168,790
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(c)		164	131,755
5.50%, 01/15/28(b)	USD	200	165,000
Gruenenthal GmbH(c)
3.63%, 11/15/26	EUR	100	83,794
4.13%, 05/15/28		100	81,164
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(c)		500	442,120
Option Care Health, Inc., 4.38%, 10/31/29(b)		42	35,490
Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 04/30/31(b)		400	327,664
Rossini SARL, 6.75%, 10/30/25(c)	EUR	100	94,819
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23(c)		200	192,739
6.00%, 01/31/25		300	286,995
4.50%, 03/01/25		200	184,531
1.88%, 03/31/27(c)		100	77,412

Security		Par (000)		Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV (continued)
3.75%, 05/09/27	EUR	196		$161,512
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	22		17,927

				2,451,712

Producer Durables: Miscellaneous — 0.0%
Celestial Dynasty Ltd., 4.25%, 06/27/29(c)		200		168,913

Real Estate Management & Development — 2.0%
Adler Group SA(c)
2.00%, 11/23/23	EUR	100		59,783
3.25%, 08/05/25		300		161,708
Agile Group Holdings Ltd., (5 year CMT + 11.29%), 7.88%(a)(c)(e)	USD	200		39,000
China Aoyuan Group Ltd.(c)(d)(i)
7.95%, 02/19/23		310		19,724
6.35%, 02/08/24		450		28,125
5.98%, 08/18/25		200		12,475
6.20%, 03/24/26		200		12,500
China Evergrande Group(c)(d)(i)
11.50%, 01/22/23		690		43,901
12.00%, 01/22/24		250		15,672
China SCE Group Holdings Ltd.(c)
7.38%, 04/09/24		200		45,725
5.95%, 09/29/24		200		38,725
CIFI Holdings Group Co. Ltd.(c)
6.55%, 03/28/24		200		53,000
6.45%, 11/07/24		400		86,500
6.00%, 07/16/25		200		44,000
Country Garden Holdings Co. Ltd., 3.13%, 10/22/25(c)		200		66,000
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		62		57,508
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR	200		141,852
ESR Group Ltd., 1.50%, 09/30/25(c)	USD	200		187,600
Fantasia Holdings Group Co. Ltd.(c)(d)(i)
11.75%, 10/17/22		710		60,350
12.25%, 10/18/22		200		17,000
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(a)(c)	EUR	700		457,071
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(c)	USD	200		186,037
GLP Pte. Ltd., (5 year CMT + 3.74%), 4.50%(a)(c)(e)		400		264,200
Greenland Global Investment Ltd., 5.88%, 07/03/24(c)		200		72,000
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(c)(e)	EUR	100		56,902
Howard Hughes Corp.(b)
5.38%, 08/01/28	USD	24		19,920
4.13%, 02/01/29		37		28,583
4.38%, 02/01/31		34		24,422
JGC Ventures Pte. Ltd.(f)
(3.00% PIK), 3.00%, 06/30/25(c)(d)(i)		239		106,643
(3.00% PIK), 3.00%, 06/30/25		4		1,561
(3.00% PIK), 3.00%, 06/30/25		—	(j)	115
Kaisa Group Holdings Ltd.(c)(d)(i)
11.95%, 10/22/22		200		20,913
11.50%, 01/30/23		300		29,250
9.38%, 06/30/24		340		35,445
KWG Group Holdings Ltd.
7.88%, 08/30/24		250		229,343

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
KWG Group Holdings Ltd. (continued)
5.88%, 11/10/24(c)	USD	200	$38,000
Lai Sun MTN Ltd., 5.00%, 07/28/26(c)		200	132,912
Longfor Group Holdings Ltd., 4.50%, 01/16/28(c)		200	147,000
Modern Land China Co. Ltd., 12.85%, 10/25/21(c)(d)(i)		200	31,000
NWD Finance BVI Ltd., (5 year CMT + 7.89%), 5.25%(a)(c)(e)		200	178,662
NWD MTN Ltd., 4.13%, 07/18/29(c)		200	160,350
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(c)		200	162,537
PCPD Capital Ltd., 5.13%, 06/18/26(c)		200	157,600
Powerlong Real Estate Holdings Ltd.(c)
6.95%, 07/23/23		200	34,000
6.25%, 08/10/24		200	28,413
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		61	43,996
5.25%, 04/15/30		24	16,298
RKPF Overseas Ltd., 7.88%, 02/01/23(c)		250	222,500
Ronshine China Holdings Ltd.(c)(d)(i)
8.10%, 06/09/23		250	13,750
7.35%, 12/15/23		354	19,470
SBB Treasury OYJ, 1.13%, 11/26/29(c)	EUR	200	120,311
Shimao Group Holdings Ltd., 6.13%, 02/21/24(c)(d)(i)	USD	400	51,000
Shui On Development Holding Ltd., 5.50%, 03/03/25(c)		400	264,000
Sinic Holdings Group Co. Ltd.(d)(i)
8.50%, 01/24/22(c)		300	3,000
10.50%, 06/18/22		200	2,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		14	11,935
Sunac China Holdings Ltd.(c)(d)(i)
6.65%, 08/03/24		200	26,000
7.00%, 07/09/25		420	54,600
Theta Capital Pte. Ltd.(c)
8.13%, 01/22/25		200	154,412
6.75%, 10/31/26		200	125,662
Times China Holdings Ltd.(c)
6.75%, 07/08/25		400	54,000
6.20%, 03/22/26		200	24,000
VICI Properties LP, 5.13%, 05/15/32		990	877,536
Wanda Group Overseas Ltd., 8.88%, 03/21/23(c)		200	178,500
WeWork Cos. LLC/WW Co.-Obligor, Inc., 5.00%, 07/10/25(b)		40	23,207
WeWork Cos., Inc., 7.88%, 05/01/25(b)		2,735	1,894,255
Yango Justice International Ltd.(d)(i)
10.25%, 09/15/22		200	9,538
8.25%, 11/25/23(c)		200	10,000
7.50%, 04/15/24(c)		200	10,000
7.88%, 09/04/24(c)		200	10,000
Yanlord Land HK Co. Ltd.(c)
6.75%, 04/23/23		200	185,000
6.80%, 02/27/24		200	166,000
Yuzhou Group Holdings Co. Ltd.(c)(d)(i)
8.30%, 05/27/25		600	37,500
7.38%, 01/13/26		400	25,000
Zhenro Properties Group Ltd., 8.00%, 03/06/23(d)(i)		200	8,163

			8,435,660

Road & Rail — 0.3%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(c)	EUR	1,000	731,460

Security		Par (000)	Value

Road & Rail (continued)
Danaos Corp., 8.50%, 03/01/28(b)	USD	407	$390,501
Seaspan Corp., 5.50%, 08/01/29(b)		57	45,030

			1,166,991

Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG, Series AMS, 0.00%, 03/05/25(c)(h)	EUR	200	155,493
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	1,765	1,157,469
Synaptics, Inc., 4.00%, 06/15/29(b)		188	151,350

			1,464,312

Software — 1.0%
Boxer Parent Co., Inc.
6.50%, 10/02/25(c)	EUR	300	274,904
7.13%, 10/02/25(b)	USD	91	89,187
9.13%, 03/01/26(b)		131	125,891
Cedacri Mergeco SpA, (3 mo. EURIBOR + 4.63%), 4.95%, 05/15/28(a)(c)	EUR	109	99,081
Elastic NV, 4.13%, 07/15/29(b)	USD	66	52,129
Iron Mountain Information Management Services, Inc.,
5.00%, 07/15/32(b)		44	34,060
Maxar Technologies, Inc., 7.75%, 06/15/27(b)		12	11,278
MicroStrategy, Inc.
0.00%, 02/15/27(h)		123	54,858
6.13%, 06/15/28(b)		1,766	1,455,096
Oracle Corp., 3.95%, 03/25/51		630	417,819
Picard Midco, Inc., 6.50%, 03/31/29		511	431,642
Playtika Holding Corp., 4.25%, 03/15/29(b)		175	139,954
Skillz, Inc., 10.25%, 12/15/26(b)		1,550	1,000,666
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		136	104,155

			4,290,720

Specialty Retail — 0.2%
Arko Corp., 5.13%, 11/15/29(b)		32	24,960
Carvana Co., 10.25%, 05/01/30(b)		24	16,020
Goldstory SASU, 5.38%, 03/01/26(c)	EUR	403	335,716
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	250	223,485
Staples, Inc., 7.50%, 04/15/26(b)		79	66,329
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.52%, 09/15/24(a)(c)	EUR	100	92,468

			758,978

Technology Hardware, Storage & Peripherals — 0.0%
Coherent Corp., 5.00%, 12/15/29(b)	USD	76	62,867

Textiles, Apparel & Luxury Goods — 0.5%
Calceus Acquisition, Inc., 9.75%, 02/12/25(k)		1,933	1,732,424
Crocs, Inc.(b)
4.25%, 03/15/29		13	10,335
4.13%, 08/15/31		30	22,836
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c)(d)(i)	EUR	300	254,652
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	USD	18	14,341

			2,034,588

Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25(b)		73	69,765
Home Point Capital, Inc., 5.00%, 02/01/26(b)		40	25,050
Jerrold Finco PLC, 5.25%, 01/15/27(c)	GBP	141	117,524
MGIC Investment Corp., 5.25%, 08/15/28	USD	32	28,588
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		28	23,905

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.(b) (continued)
5.13%, 12/15/30	USD	24	$17,405
5.75%, 11/15/31		18	13,201
Nationwide Building Society, (5 year UK Government Bond + 5.39%), 5.88%(a)(c)(e)	GBP	200	193,154

			488,592

Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47	USD	100	66,255

Transportation Infrastructure(c) — 0.1%
Atlantia SpA, 1.88%, 02/12/28	EUR	200	147,008
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27	USD	200	162,537
Heathrow Finance PLC, 4.13%, 09/01/29(l)	GBP	100	78,823
India Airport Infra, 6.25%, 10/25/25	USD	250	216,250

			604,618

Utilities — 0.3%
AC Energy Finance International Ltd., 5.10%(c)(e)		200	165,475
ACEN Finance Ltd., 4.00%(c)(e)		220	175,450
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)		191	149,515
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		13	11,455
6.50%, 10/15/28		15	12,733
Minejesa Capital BV, 4.63%, 08/10/30(c)		200	163,500
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		250	194,062
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		46	39,880
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(c)		165	148,837
Vistra Operations Co. LLC, 4.38%, 05/01/29(b)		22	18,298

			1,079,205

Wireless Telecommunication Services — 0.5%
Altice France SA
5.88%, 02/01/27(c)	EUR	300	253,632
5.50%, 01/15/28(b)	USD	200	158,378
4.13%, 01/15/29(c)	EUR	100	74,484
5.13%, 07/15/29(b)	USD	200	149,422
4.25%, 10/15/29(c)	EUR	147	108,728
Cellnex Finance Co. SA, 1.50%, 06/08/28(c)		100	76,593
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24(b)	USD	948	856,413
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
6.50%, 02/15/29(b)		70	46,915
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(c)	GBP	100	78,996
4.75%, 07/15/31(b)	USD	400	308,598
Vodafone Group PLC, (5 year EUR Swap + 3.23%),
3.00%, 08/27/80(a)(c)	EUR	100	72,303

			2,184,462

Total Corporate Bonds — 34.0% (Cost: $188,008,537)			147,558,206

Security		Par (000)	Value

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28	USD	131	$114,113
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		27	23,194
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.00%, 10/31/26		15	14,859
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29		34	32,470
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		38	34,616
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		54	49,736
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 8.63%, 04/09/26(k)		24	18,576
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29		95	89,869
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28		238	225,587
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 01/15/25		31	31,059
TransDigm, Inc., 2020 Term Loan F, (3 mo. LIBOR + 2.25%), 5.92%, 12/09/25		111	106,090

			740,169

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		53	48,716
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26		71	61,981
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28		67	57,192

			167,889

Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28		142	136,891
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28		144	136,993
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 01/29/27		169	155,493
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.83%, 06/27/25		68	65,875
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27		160	160,203
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28		112	106,627

			762,082

Auto Components — 0.4%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/10/28		59	55,806
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26		193	181,624

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Auto Components (continued)
Sonny’s Enterprises LLC, 2020 Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.38%, 08/05/26(k)	USD	1,035		$1,043,047
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28		2		1,949
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 6.42%, 05/16/24		173		167,923
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 6.92%, 12/02/26		5		4,672
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 02/05/26		145		133,840

				1,588,861

Automobiles(k) — 0.5%
Emerald Technologies (U.S.) Acquisition., Inc., 12/29/26(m) .		517		475,857
Sonny’s Enterprises LLC, 2020 Delayed Draw Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 5.72%, 08/05/26		1,617		1,626,951

				2,102,808

Banks — 1.3%
CivicPlus LLC(k)
Delayed Draw Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 9.92%, 08/24/27		360		352,901
Term Loan, (3 mo. LIBOR + 6.00%, 0.75% Floor), 9.67%, 08/24/27		767		752,855
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27		144		133,742
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28		81		72,681
OpenMarket, Inc., Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 9.92%, 09/17/26(k)		4,455		4,340,506

				5,652,685

Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		169		153,104
Term Loan, (3 mo. SOFR + 3.25%, 0.50% Floor), 6.90%, 01/24/29		80		72,951

				226,055

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 04/12/28		10		7,757
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. SOFR CME + 3.50%), 6.63%, 12/18/27		—	(j)	15

				7,772

Building Products — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/23/27		93		80,642
CPG International LLC, 2022 Term Loan B, (6 mo. SOFR CME + 2.50%, 0.50% Floor), 4.09%, 04/28/29(k)		45		43,413
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 07/28/28		61		56,432
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFR + 6.00%, 0.50% Floor), 9.03%, 03/08/29(k)		34		29,967

Security		Par (000)	Value

Building Products (continued)
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28	USD	63	$60,541
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.93%, 12/31/26		151	137,930

			408,925

Capital Markets — 0.5%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 8.81%, 08/02/29		75	66,997
Corestates, Inc.(k)
Revolver, (1 mo. LIBOR + 6.00%, 1.00% Floor), 3.92%, 03/31/28		22	21,377
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.34%, 03/31/28		334	327,029
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 6.78%, 04/09/27		252	237,476
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 04/07/28(k)		170	164,050
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.69%, 11/12/27		32	30,466
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 06/30/28		79	76,167
GC Champion Acquisition LLC
1st Lien Delayed Draw Term Loan, 08/21/28(m)		48	47,517
1st Lien Term Loan, (1 mo. SOFR CME + 6.75%, 1.00% Floor), 9.77%, 08/21/28		175	171,061
Giving Home Health Care(k)
Revolver, (3 mo. LIBOR + 6.50%, 1.00% Floor), 4.31%, 08/19/27		6	6,190
Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 9.57%, 08/19/27		172	170,225
Pico Quantitative Trade Holding LLC, Term Loan, (3 mo. LIBOR + 7.25%, 1.50% Floor), 10.27%, 02/07/25(k)		931	939,976

			2,258,531

Chemicals — 0.6%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26		94	91,498
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 12/29/27		16	12,227
Discovery Purchaser Corp., 10/04/29(m)		60	54,750
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 01/31/26		77	76,413
INH Buyer, Inc., 2021 Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 9.67%, 06/28/28(k)		2,673	2,146,419
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 07/03/28		35	31,435
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 6.17%, 03/02/26		62	59,093
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 5.94%, 10/14/24		32	29,032
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.31%, 06/09/28		63	60,301
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		49	45,513
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.80%, 08/02/28		97	91,517

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 10/01/25	USD	4	$4,308
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28		41	37,997

			2,740,503

Commercial Services & Supplies — 3.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 05/12/28		228	200,342
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 7.39%, 02/15/29(k)		32	30,319
Aramark Services, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 04/06/28		127	124,023
Asurion LLC
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 6.12%, 11/03/24		32	29,664
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 8.37%, 01/31/28		144	108,000
BW NHHC Holdco, Inc.
(3 mo. LIBOR + 9.00%), 12.67%, 11/15/25		1,312	715,042
2018 1st Lien Term Loan, (3 mo. LIBOR + 5.00%), 7.96%, 05/15/25		1,979	1,211,349
Covanta Holding Corp.
2021 Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		58	159,246
2021 Term Loan C, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		4	4,259
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 11/27/26		64	62,484
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 7.37%, 12/12/25		95	91,733
Intrado Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 7.12%, 10/10/24		2,133	1,821,487
Oak Purchaser, Inc.(k)
Delayed Draw Term Loan, (1 mo. 1 mo. SOFR CME + 5.50%, 0.75% Floor), 3.52%, 04/28/28		484	471,467
Term Loan, (3 mo. LIBOR + 5.50%), 9.48%, 04/28/28		2,159	2,104,762
Oversight Systems, Inc., Term Loan, (1 mo. LIBOR + 5.25%, 1.00% Floor), 8.37%, 09/23/26(k)		969	942,320
Packers Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.01%, 03/09/28		99	90,571
Prime Security Services Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.30%, 09/23/26		16	15,664
Security Services Acquisition Sub Corp., Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 9.03%, 02/15/24(k)		2,290	2,251,850
Terraboost Media, Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.75%, 08/21/26(k)		2,580	2,509,867
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 11.42%, 06/16/26		1,505	1,040,997
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25		63	61,381
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 07/30/28		49	46,218
VT Topco, Inc., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 07/31/26		623	599,066

			14,692,111

Security		Par (000)	Value

Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29	USD	116	$102,488

Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24		186	161,054
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 09/30/29(k)		91	85,540
Pueblo Mechanical and Controls, LLC, 2022 Term Loan, (3 mo. SOFR CME + 6.00%, 0.75% Floor), 8.78%, 08/23/28		725	707,455
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.31%, 06/02/28		139	127,893
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 05/12/28		65	61,042

			1,142,984

Construction Materials — 0.8%
Core & Main LP, 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 5.58%, 07/27/28		191	182,168
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/29/25		97	93,585
Kellermeyer Bergensons Services LLC(k)
2019 Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.81%, 11/07/26		416	392,075
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.81%, 11/07/26		92	86,482
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.81%, 11/07/26		127	119,768
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.15%, 04/29/29		58	52,714
PTSH Intermediate Holdings LLC, Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 9.42%, 12/17/27(k)		2,514	2,472,372
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 6.08%, 06/01/26		20	18,508

			3,417,672

Consumer Finance — 0.1%
Freedom Financial Network Funding, LLC, 1st Lien Term Loan, (3 mo. SOFR CME + 9.00%, 1.00% Floor), 10.00%, 09/21/27		375	365,625

Containers & Packaging — 0.7%
Brook & Whittle Holding Corp., (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.75%(k)		3,071	2,825,514
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24		128	119,311
Charter Next Generation, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 12/01/27		160	151,596
Pregis TopCo Corp., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 6.81%, 07/31/26		16	15,257
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.65%, 08/18/27		69	60,325
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 6.30%, 09/15/28		12	10,774
2021 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28		36	34,165

			3,216,942

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/27	USD	30	$29,382
Kid Distro Holdings LLC, Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 8.63%, 10/01/27(k)		1,301	1,267,212
Supplyone, Inc., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.81%, 02/01/24(k)		1,975	1,953,868
TMK Hawk Parent Corp.(k)
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 12.57%, 05/30/24		22	20,274
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.57%, 08/28/24		71	37,126

			3,307,862

Diversified Consumer Services — 2.2%
2U, Inc., Term Loan, (1 mo. LIBOR + 5.75%, 0.75% Floor), 8.87%, 12/30/24		527	501,420
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29		129	111,666
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/11/28		43	39,321
Employ, Inc., Term Loan, (6 mo. SOFR CME + 8.00%), 10.93%, 07/15/29(k)		250	243,975
Laseraway Intermediate Holdings II LLC, Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 8.23%, 10/12/27		2,250	2,201,861
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 9.20%, 12/15/26		115	108,625
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 10/28/27		49	46,075
Perchhq LLC, Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 11.83%, 10/15/25(k)		3,284	3,080,696
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 10.79%, 08/10/23		514	267,991
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27		159	153,837
Thrasio LLC, Term Loan, (6 mo. LIBOR + 7.00%, 1.00% Floor), 11.17%, 12/18/26		3,000	2,745,326
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 07/20/28		55	53,257

			9,554,050

Diversified Financial Services — 11.7%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 7.62%, 07/31/26		64	60,677
Aerospike, Term Loan, (1 mo. LIBOR + 7.50%), 10.62%, 12/29/25(k)		1,713	1,692,946
AHF Parent Holding, Inc., Term Loan, (3 mo. SOFR + 6.25%, 0.75% Floor), 10.06%, 02/01/28		1,975	1,871,313
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 5.56%, 03/10/28(k)		18	17,156
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 02/04/28		63	60,641
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.19%, 08/02/28(k)		162	146,730
ARAS Corp.(k)
Revolver, (3 mo. LIBOR + 6.50%, 1.00% Floor), 3.70%, 04/13/27		50	49,543

Security		Par (000)	Value

Diversified Financial Services (continued)
ARAS Corp.(k) (continued)
Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.71%, 04/13/27	USD	2,168	$2,129,401
Arrow Purchaser, Inc.(k)
Revolver, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.80%, 02/26/26		102	102,339
Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.75%, 04/15/26		1,018	1,017,542
Barri Financial Group LLC(k)
2021 Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.42%, 06/30/26		231	246,327
Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 10/23/24		231	233,436
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.04%, 10/22/26		110	106,018
CivicPlus LLC, 2022 Holdco Notes, (3 mo. SOFR CME + 6.00%, 0.75% Floor), 9.55%, 06/09/29(k)		649	636,572
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 09/01/28		80	77,199
Comet Bidco Ltd., 2018 USD Term Loan B, (6 mo. LIBOR + 5.00%, 1.00% Floor), 7.08%, 09/30/24		2,970	2,318,767
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.33%, 12/01/28		14	12,250
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27		98	88,702
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 7.67%, 02/07/25		81	75,451
Foreside Financial(k)
Incremental Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.62%, 09/30/27		15	14,827
Incremental Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 8.62%, 09/30/27		1,555	1,511,872
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27		127	120,632
GC Waves Holdings, Inc.(k)
2020 Delayed Draw Term Loan, (1 mo. LIBOR + 5.25%, 0.75% Floor), 8.62%, 08/13/26		883	875,628
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 5.50%, 0.75% Floor), 8.59%, 08/13/26		2,201	2,176,655
Term Loan, (1 mo. LIBOR + 5.25%, 0.75% Floor), 8.62%, 08/13/26		888	880,170
Greystone Affordable Housing Initiatives LLC(k)
2022 Term Loan, (1 mo. SOFR CME + 6.50%), 9.68%, 03/08/27		1,636	1,605,335
Delayed Draw Term Loan, (1 mo. LIBOR + 6.00%), 9.05%, 07/01/26		2,800	2,766,400
HowlCo LLC, Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.96%, 10/23/26(k)		1,098	1,066,673
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28		36	34,653
IT Parent LLC(k)
2021 Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 9.24%, 09/30/26		314	295,896
Revolver, (1 mo. LIBOR + 6.25%, 1.00% Floor), 5.21%, 10/01/26		191	179,979
Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 9.37%, 10/01/26		2,466	2,320,878

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Job & Talent USA, Inc.(k)
Delayed Draw Term Loan, (1 mo. SOFR CME + 8.75%, 1.00% Floor), 11.88%, 01/27/25	USD	500	$495,000
Term Loan, (1 mo. SOFR CME + 8.75%, 1.00% Floor), 11.88%, 01/27/25		3,500	3,465,000
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 07/03/24		70	67,252
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29		19	18,113
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 09/23/28		45	42,550
Kroll Bonds Rating Agency, Inc., Term Loan, (1 mo. LIBOR + 5.75%, 0.75% Floor), 8.87%, 12/10/27(k)		3,941	3,835,769
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		8	6,515
MSM Acquisitions, Inc.
1st Lien Term Loan, , 12/09/26		82	79,685
Delayed Draw Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 4.53%, 12/09/26(k)		352	342,538
Revolver, (3 mo. LIBOR + 5.00%, 1.00% Floor), 10.89%, 12/09/26(k)		40	38,650
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 9.13%, 12/09/26(k)		1,067	1,038,781
Oasis Financial LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 11.49%, 06/30/26(k)		2,000	1,960,000
Porcelain Acquisition Corp., Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.42%, 04/01/27(k)		1,245	1,086,033
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26		97	89,784
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFR + 3.75%, 0.75% Floor), 6.87%, 02/08/28		64	55,969
Skopima Merger Sub, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 7.50%, 0.50% Floor), 10.62%, 04/30/29(k)		3,000	2,823,000
SMG U.S. Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 5.62%, 01/23/25		33	31,594
Spartan Bidco Pty. Ltd., Term Loan, (3 mo. SOFR CME + 0.75%, 6.50% PIK), 3.44%, 01/24/28(f)(k)		1,828	1,734,483
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 7.92%, 07/30/25		33	31,255
Sunland Asphalt & Construction LLC(k)
Delayed Draw Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.88%, 01/13/26		349	340,685
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 9.64%, 01/13/26		1,038	1,013,189
Supplyone, Inc., Incremental Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.56%, 02/01/24(k)		1,253	1,247,483
Touchstone Acquisition, Inc., 2021 Term Loan, (1 mo. LIBOR + 6.00%, 0.75% Floor), 9.12%, 12/29/28(k)		4,478	4,343,726
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25		166	131,249
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/28/27		47	45,760
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27		64	60,178

Security		Par (000)	Value

Diversified Financial Services (continued)
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 5.32%, 04/30/28	USD	54	$51,381
Zilliant, Inc., Term Loan, (3 mo. LIBOR + 6.50%), 10.07%, 12/21/27(k)		1,533	1,469,323

			50,737,553

Diversified Telecommunication Services — 0.0%
CenturyLink, Inc., 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/15/27		65	58,664
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.63%, 10/02/27		19	16,603
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%), 7.44%, 05/01/28		48	44,873
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 11/04/26		62	60,148
Telesat Canada, Term Loan B5, (1 mo. LIBOR + 2.75%), 5.87%, 12/07/26		13	6,679

			186,967

Electric Utilities — 0.0%
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28		209	187,083

Electrical Equipment — 1.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 4.75%, 0.75% Floor), 7.00%, 06/23/28(k)		64	59,296
AZZ, Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 7.08%, 05/13/29		41	39,739
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 03/31/27		46	43,739
Razor Group GmbH(k)
Delayed Draw Term Loan, (1 mo. LIBOR + 9.00%), 11.56%, 04/23/25		4,098	4,083,920
Fixed Term Loan, 3.50%, 09/30/23		401	661,057

			4,887,751

Electronic Equipment, Instruments & Components — 1.2%
Coherent Corp., 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.31%, 07/02/29		64	61,324
Emerald Electronics Manufacturing Services, Term Loan, (1 mo. SOFR + 6.25%, 1.00% Floor), 9.38%, 12/29/27		1,463	1,392,493
ESO Solutions, Inc., Term Loan, (3 mo. SOFR CME + 7.00%, 1.00% Floor), 10.56%, 05/03/27(k)		3,696	3,615,000

			5,068,817

Entertainment — 0.0%
Streamland Media Midco LLC, 2022 Term Loan, (3 mo. SOFR CME + 6.75%, 1.00% Floor), 9.59%, 07/28/25(k)		76	74,404

Environmental, Maintenance & Security Service — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 09/07/27		126	122,375
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 11/02/27		48	45,381

			167,756

Equity Real Estate Investment Trusts (REITs) — 0.3%
Colony Display LLC, Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 13.91%, 06/30/26(k)		1,319	1,280,164
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 05/11/24		28	26,901

			1,307,065

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing — 0.3%
H-Food Holdings LLC, 2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 8.12%, 05/23/25	USD	11	$9,319
JP Intermediate B LLC, Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.31%, 11/20/25		1,698	1,260,278
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/13/26		32	30,935
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 11/22/28		110	106,773

			1,407,305

Food Products — 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/01/25		42	36,396
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 10/01/25		112	98,320
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 5.62%, 10/10/26		6	5,662
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27		165	149,444
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 01/29/27		127	119,729
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 6.37%, 02/05/26		12	11,684
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28		129	122,586
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.15%, 01/20/28		127	123,154

			666,975

Gas Utilities — 0.0%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28		164	151,463

Health Care Equipment & Supplies — 0.5%
Appriss Health LLC, Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor), 9.93%, 05/06/27(k)		1,415	1,350,297
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 11/01/28		159	150,338
Gympass, Term Loan, (1 mo. SOFR CME + 3.00%, 4.00% PIK), 9.97%, 06/24/27(f)(k)		252	250,467
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 05/04/28		32	30,558
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28		241	220,982
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.82%, 12/04/28(k)		23	21,479

			2,024,121

Health Care Providers & Services — 1.0%
CBI-Gator Acquisition LLC(k)
Revolver, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.80%, 10/25/27		177	168,585
Term Loan, (3 mo. LIBOR + 5.75%), 9.42%, 10/25/27		2,790	2,657,055
CHG Healthcare Services, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 09/29/28		157	150,658
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27		48	44,763
Envision Healthcare Corp.
2022 1st Out Term Loan, (3 mo. SOFR CME + 7.88%, 1.00% Floor), 10.53%, 03/31/27		33	31,760

Security		Par (000)	Value

Health Care Providers & Services (continued)
Envision Healthcare Corp. (continued)
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27	USD	40	$17,117
EyeCare Partners LLC, 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.50% Floor), 10.42%, 11/15/29		76	69,043
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 8.17%, 03/05/26		36	31,765
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.34%, 09/01/28		66	60,171
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 02/14/25		2	1,810
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.60%, 04/29/25		1,339	897,426
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 12/11/26		64	55,819
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.25%, 0.50% Floor), 5.37%, 04/28/29		38	37,692
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28		156	148,975

			4,372,639

Health Care Services(k) — 1.2%
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 9.88%, 11/01/29		80	76,000
Patriot Home Care, Term Loan, (1 mo. LIBOR + 6.00%), 8.68%, 05/05/28		2,956	2,895,652
Team Services Group, Second Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.81%, 12/18/28		2,265	2,219,340

			5,190,992

Health Care Technology — 0.4%
Athenahealth, Inc.
2022 Delayed Draw Term loan, (3 mo. LIBOR +3.50%), 3.50%, 02/15/29		23	20,956
2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29		138	123,238
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 10/10/25		32	30,936
IQVIA, Inc., 2018 USD Term Loan B3, (3 mo. LIBOR + 1.75%), 5.42%, 06/11/25		47	46,384
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28		130	119,234
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 07/24/26		158	143,699
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 04/02/29(k)		1,242	1,204,270

			1,688,717

Hotels, Restaurants & Leisure — 1.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 11/19/26		127	121,206
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 02/02/26		7	6,460
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 12/23/24		9	8,478
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 07/21/25		117	115,490
Carnival Corp., USD Term Loan B, (6 mo. LIBOR + 3.00%, 0.75% Floor), 5.88%, 06/30/25		130	117,255

19

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 10.62%, 05/01/28	USD	66	$65,170
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 6.67%, 03/08/24		789	595,193
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		208	192,557
Flutter Financing BV, 2022 USD Term Loan B, 0.00%, 07/29/28		67	65,314
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 11/30/23		28	28,313
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 4.83%, 06/22/26		26	25,381
IRB Holding Corp., 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.87%, 02/05/25		127	122,246
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3 mo. LIBOR + 8.25%, 0.75% Floor), 11.86%, 06/23/26		2,308	2,027,841
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 5.88%, 05/03/29		94	90,426
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 03/13/28		52	50,062
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 5.91%, 04/14/29		103	99,609
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 5.37%, 02/08/27		63	60,435
Travelport Finance Luxembourg SARL
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor), 5.17%, 02/28/25		164	160,310
2021 Consented Term Loan, (3 mo. LIBOR + 5.00%), 8.67%, 05/29/26		107	75,900
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28		64	58,106
Wealth Enhancement Group LLC(k)
2021 August Delayed Draw Term Loan, (6 mo. LIBOR + 6.00%, 1.00% Floor), 9.26%, 10/04/27		1,203	1,183,669
2021 Incremental Revolver, (3 mo. LIBOR + 6.00%, 1.00% Floor), 1.55%, 10/04/27		7	6,739
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 08/03/28		113	104,040
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 05/30/25		16	15,298

			5,395,498

Household Durables — 0.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28		87	63,681
HomeRenew Buyer, Inc.(k)
Delayed Draw Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 10.20%, 11/19/27		1,313	1,271,388
Revolver, (1 mo. LIBOR + 6.50%, 1.00% Floor), 1.57%, 11/19/27		66	63,729
Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 10.20%, 11/19/27		2,143	2,074,416
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29		121	99,127
Snap One Holdings Corp., Term Loan B, (6 mo. LIBOR + 4.50%, 0.50% Floor), 7.38%, 12/08/28		98	89,449

Security		Par (000)	Value

Household Durables (continued)
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28	USD	78	$60,380
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 10/30/27		172	139,047

			3,861,217

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 03/03/28		12	11,199

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/25		13	12,682

Industrial Conglomerates — 1.0%
AVSC Holding Corp.(f)
2020 Term Loan B1, (3 mo. LIBOR + 3.25%, 1.00% Floor, 0.25% PIK), 6.39%, 03/03/25		71	62,350
2020 Term Loan B3, (3 mo. LIBOR + 5.00%, 10.00% PIK), 8.67%, 10/15/26		32	33,273
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 5.56%, 09/29/28		97	89,165
Reveal Brainspace, Term Loan, (3 mo. LIBOR + 6.00%), 6.00%, 03/10/28(k)		500	488,000
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23		13	12,895
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 10.42%, 07/28/28		119	102,366
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.32%, 08/31/29(k)		1,388	1,315,640
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR + 3.50%, 0.50% Floor), 6.87%, 07/30/27		112	107,242
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.30%, 03/02/27		162	153,762
World Remit Ltd., Term Loan, (1 mo. LIBOR + 9.25%, 1.00% Floor), 11.81%, 01/27/25(k)		2,000	1,990,000

			4,354,693

Insurance — 3.5%
Alera Group Holdings, Inc.(k)
2021 1st Lien Delayed Draw Term Loan, (6 mo. SOFR + 6.50%, 0.75% Floor), 7.08%, 10/02/28		398	375,610
2021 Delayed Draw Term Loan, (2 mo. SOFRTE + 6.50%), 9.54%, 10/02/28		870	820,375
2021 Term Loan, (6 mo. SOFR CME + 6.50%, 0.75% Floor), 9.05%, 10/02/28		3,061	2,886,729
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		286	273,873
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/06/27		112	105,767
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 5.37%, 02/19/28		129	122,822
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27		91	85,795
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 02/12/27		40	38,004
Higginbotham Insurance Agency, Inc., 2021 1st Amendment Term Loan, (1 mo. LIBOR + 5.25%, 0.75% Floor), 8.37%, 11/25/26(k)		2,470	2,440,812

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Hub International Ltd., 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.98%, 04/25/25	USD	204	$196,362
Integrity Marketing Acquisition LLC(k)
2020 3rd Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 8.14%, 08/27/25		1,309	1,269,517
2021 4th Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 7.87%, 08/27/25		660	643,957
2021 6th Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 7.58%, 08/27/25		993	963,075
2021 8th Amendment Delayed Draw Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 7.58%, 08/27/25		847	821,809
Peter C. Foy & Associates Insurance Services LLC(k)
2021 1st Lien Delayed Draw Term loan, (1 mo. LIBOR + 6.00%, 0.75% Floor), 9.09%, 11/01/28		592	574,873
2021 First Lien Term Loan, (3 mo. LIBOR + 6.00%, 0.75% Floor), 7.85%, 11/01/28		2,130	2,064,345
2022 1st Amendment Delayed Draw Term loan B, (3 mo. SOFR + 6.00%, 0.75% Floor), 7.53%, 11/01/28		1,153	1,127,789
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 6.13%, 09/01/27(k)		135	130,536
Sedgwick Claims Management Services, Inc. 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 09/03/26		73	69,123
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 09/03/26		23	22,162

			15,033,335
Interactive Media & Services — 0.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 06/26/28		48	46,158
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/06/27		34	30,587
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.12%, 10/30/26		104	100,520
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26		171	159,902
Research Now Group, Inc., 2017 2nd Lien Term Loan, (6 mo. LIBOR + 9.50%, 1.00% Floor), 12.84%, 12/20/25.		500	438,335

			775,502
Internet & Direct Marketing Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (1 mo. SOFR CME + 3.50%, 0.75% Floor), 6.25%, 11/08/27		79	75,516
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 02/12/27(k)		31	26,854
Syndigo LLC, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 0.75% Floor), 10.51%, 12/15/28(k)		2,000	1,740,000

			1,842,370
Internet Software & Services — 0.0%
Uber Technologies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 6.57%, 02/25/27		157	152,860

IT Services — 4.6%
Acquia, Inc.(k)
Revolver, (3 mo. LIBOR + 7.00%, 1.00% Floor), 4.45%, 10/31/25		15	14,668
Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.63%, 10/31/25		481	480,902

Security		Par (000)	Value

IT Services (continued)
Alphasense, Inc., 2022 Term Loan, (1 mo. SOFR CME + 7.00%, 1.00% Floor), 9.96%, 03/11/27(k)	USD	500	$495,300
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.83%, 11/24/28		45	40,725
2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.08%, 11/24/27		19	17,195
Astra Acquisition Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 8.87%, 0.75% Floor), 11.99%, 10/25/29(k)		4,703	4,233,076
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25		96	90,583
Bullhorn, Inc., 2020 Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.42%, 09/30/26(k)		2,418	2,357,170
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 10/30/26		132	127,431
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 4.37%, 09/21/28		79	76,330
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 9.63%, 06/04/29(k)		235	157,450
Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.63%, 06/02/28		179	134,192
Edifecs, Inc.(k)
2021 1st Amendment Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 9.17%, 09/21/26		378	356,751
2021 2nd Amendment Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 9.18%, 09/21/26		1,558	1,465,747
Tranche B Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 11.18%, 09/21/26		1,038	1,041,146
Ensono LP, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 11.12%, 05/28/29(k)		3,000	2,904,000
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27		283	269,099
Grey Orange Interrnational, Inc., Term Loan, (3 mo. LIBOR + 7.25%), 9.31%, 05/01/25(k)		250	247,750
Hyphen Solutions LLC(k)
2021 Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 8.62%, 10/27/26		1,496	1,454,300
Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 8.62%, 10/27/26		1,481	1,439,857
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(k)		103	89,199
Smarsh, Inc., 2022 Term Loan, (3 mo. SOFR + 6.50%, 0.75% Floor), 10.05%, 02/16/29(k)		1,524	1,468,952
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 11.67%, 10/09/28		1,000	992,500
Trans Union LLC, 2021 Term Loan B6, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 12/01/28		189	183,123
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		24	22,094
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 03/31/28		23	21,940
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/02/26		17	16,737

			20,198,217

21

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products — 0.4%
Delivery Hero SE, USD Term Loan B, (3 mo. SOFR CME + 5.75%, 0.50% Floor), 8.49%, 08/12/27	USD	1,730	$1,636,263
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 6.75%, 12/01/28		64	54,574
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27		49	47,594

			1,738,431
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/08/27		109	105,478
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27		130	120,581
ICON Luxembourg SARL, LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		120	117,176
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFR + 3.00%, 0.50% Floor), 5.55%, 10/19/27		78	75,650
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 11/15/28		174	165,746
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		30	29,420

			614,051
Machinery — 0.4%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 8.01%, 08/17/26		64	60,518
ASP Blade Holdings, Inc., Initial Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 10/13/28		24	20,775
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.44%, 05/14/28		31	30,497
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/21/28		141	133,676
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.10%), 5.13%, 01/29/29		127	122,775
Gardner Denver, Inc., 2020 USD Term Loan B2, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27		65	62,679
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27		94	91,171
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.82%, 06/21/28		194	179,096
RSC Acquisition, Inc., 2020 Incremental Term Loan, (3 mo. SOFR CME + 5.50%, 1.00% Floor), 8.54%, 10/30/26(k)		809	788,278
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.63%, 04/05/29		98	90,713
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25		181	161,113

			1,741,291
Media — 1.4%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		7	6,331
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.26%, 01/31/26		82	76,039
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 6.91%, 08/14/26(k)		81	73,639
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.00%), 5.76%, 04/22/26		100	78,103
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 05/03/28		62	61,027

Security		Par (000)		Value

Media (continued)
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 04/30/25	USD	1		$442
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.48%, 07/21/28		64		60,954
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26		203		180,551
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 12/17/26		—	(j)	78
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26		209		194,155
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.87%, 01/07/28		20		19,187
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (6 mo. SOFR + 4.50%, 0.50% Floor), 7.44%, 02/01/29		1,982		1,873,182
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 6.37%, 12/01/23		66		53,663
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/24/25		79		76,434
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.81%, 10/17/26		160		150,324
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24		125		118,900
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.87%, 09/13/24		253		240,887
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29		98		91,236
NEP/NCP Holdco, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 10.12%, 10/19/26		141		127,212
Sinclair Television Group, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 3.00%), 6.12%, 04/01/28		11		9,902
Suited Connector LLC(k)
Revolver, (3 mo. LIBOR + 6.00%, 1.00% Floor), 4.92%, 12/01/27		72		24,858
Term Loan, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.56%, 12/01/27		2,227		1,935,334
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.11%, 09/28/23(k)		94		90,127
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.92%), 5.74%, 01/31/29		63		60,254
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 6.07%, 01/31/29		78		75,367
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFR + 4.50%, 0.50% Floor), 7.26%, 05/11/29(k)		47		45,856
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 05/18/25		176		167,571
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 5.24%, 01/20/28		139		133,997
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27		251		209,157

				6,234,767
Multiline Retail — 0.1%
LSF9 Atlantis Holdings, LLC, 2022 Term Loan B, (3 mo. SOFR CME + 7.25%, 0.75% Floor), 10.80%, 03/31/29(k)		333		315,834

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.1%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.46%, 11/01/25	USD	62	$64,996
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 12/13/25		19	16,094
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 06/28/24		1	491
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%, 3.00% PIK), 4.12%, 06/30/25(f)		5	2,589
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29		11	10,780
Medallion Midland Acquisition LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 10/18/28		95	91,768
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.21%, 10/05/28		127	123,229

			309,947
Personal Products — 0.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR + 6.00%, 1.00% Floor), 8.94%, 12/22/26		82	78,053
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26		403	374,051
Supergoop LLC, Term Loan, (1 mo. LIBOR + 5.75%, 0.75% Floor), 8.87%, 12/22/28(k)		1,191	1,174,683

			1,626,787
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.90%, 05/04/25		66	54,701
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 8.10%, 02/01/27		63	48,108
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.06%, 02/22/28		156	154,436
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.31%, 08/01/27		125	118,785
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 05/05/28		114	109,733
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 10/27/28		64	62,560
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.19%, 06/02/28		80	78,050
Precision Medicine Group LLC(k)
2021 Delayed Draw Term Loan, (2 mo. LIBOR + 3.00%, 0.75% Floor), 3.78%, 11/18/27		6	5,825
2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 11/18/27		112	99,856

			732,054
Professional Services — 1.5%
Accordion Partners LLC
Delayed Draw Term Loan, 08/29/29(m)		35	33,881
Revolver, 08/29/28(m)		15	15,058
Term Loan, (1 mo. LIBOR + 6.25%), 9.80%, 08/29/29		177	172,418
Backoffice Associates Holdings LLC(k)
Revolver, (3 mo. LIBOR + 6.75%, 1.00% Floor), 8.34%, 04/30/26		228	224,838
Term Loan, (1 mo. LIBOR + 7.90%, 1.00% Floor), 10.50%, 04/30/26		2,170	2,144,020

Security		Par (000)	Value

Professional Services (continued)
DTI Holdco, Inc., 2022 2nd Lien Term Loan, (3 mo. SOFR CME + 7.75%, 0.75% Floor), 10.33%, 04/26/30(k)	USD	4,000	$3,640,000
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 6.28%, 01/18/29		66	63,224
Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26		243	234,597
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.90%, 07/06/29		36	33,421
2022 USD Term Loan, (3 mo. SOFR CME + 4.25%, 0.50% Floor), 7.90%, 07/06/29		77	72,412
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(k)		82	76,613

			6,710,482
Real Estate Management & Development — 1.2%
2-10 HBW, Term Loan, (1 mo. LIBOR + 6.00%, 0.75% Floor), 9.12%, 03/25/27(k)		2,153	2,142,055
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28		149	134,903
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 08/21/25		143	135,949
SitusAMC Holdings Corp., 2021 1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 9.42%, 12/22/27(k)		2,985	2,868,585

			5,281,492
Road & Rail — 0.0%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 08/06/27		66	62,470
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 5.67%, 12/30/26		31	30,361
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.63%, 08/04/25(k)		28	25,023

			117,854
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/19/26		7	7,304

Software — 7.3%
Anaconda, Inc., Term Loan, (1 mo. LIBOR + 7.50%), 10.58%, 07/27/27(k)		100	99,300
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.67%, 09/19/24		17	16,087
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 9.17%, 09/19/25		27	26,079
Barracuda Networks, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 08/15/29		98	91,945
Bluefin Holding LLC, Term Loan, (3 mo. LIBOR + 4.25%), 7.82%, 09/04/26(k)		294	291,201
Bullhorn, Inc., 2020 Revolver, (LOC + 5.75%, 1.00% Floor), 4.68%, 09/30/26(k)		62	58,154
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29		61	58,650
Cloudera, Inc.(k)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29		51	42,840
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28		114	100,052
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 09/29/28		32	30,062

23

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/16/28(k)	USD	66	$55,210
Cybergrants Holdings LLC(k)
Revolver, (3 mo. LIBOR + 6.25%, 0.75% Floor), 9.92%, 09/08/27		119	116,440
Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 9.90%, 09/08/27		2,959	2,904,687
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24		120	106,505
Elastic Path Software, Inc., Term Loan, (3 mo. SOFR CME + 7.50%), 9.61%, 01/05/26(k)		1,342	1,327,997
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 07/31/28		31	30,485
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 07/30/27		144	134,326
Fusion Holding Corp.
1st Lien Term Loan, (3 mo. SOFR + 6.50%), 0.00%, 08/29/28		231	225,995
1st Lien Term Loan, (3 mo. SOFR + 6.50%, 1.00% Floor), 0.00%, 08/29/28		19	18,453
Fusion Risk Management, Inc., Term Loan, (3 mo. SOFR CME + 6.50%, 1.00% Floor), 9.31%, 08/30/28		179	174,685
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.27%, 03/11/28		50	46,752
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.88%, 10/27/28		173	167,726
Inmoment Inc., Term Loan, (1 mo. SOFR CME + 5.50%, 0.75% Floor, 2.00% PIK), 8.16%, 06/08/28(f)(k)		4,020	3,941,276
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.12%, 10/30/28(k)		16	15,317
IPS Corp.(k)
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 10/01/29		115	103,500
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/02/28		54	50,502
Keep Truckin, Inc., Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor), 10.37%, 10/05/24(k)		4,500	4,473,000
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28		96	86,033
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29		2,197	2,011,787
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29		177	160,572
Netsmart Technologies, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 10/01/27		32	30,043
Persado, Inc., Term Loan, (1 mo. LIBOR + 7.00%), 9.51%, 02/03/27(k)		177	173,883
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.92%, 12/18/28(k)		76	72,200
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 12/17/27		65	60,996
Pluralsight, Inc., Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 10.68%, 04/06/27(k)		3,309	3,236,050
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28		86	81,004

Security		Par (000)	Value

Software (continued)
Proofpoint, Inc. (continued)
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 9.32%, 08/31/29	USD	170	$162,987
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/24/28		320	299,255
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 9.62%, 04/23/29		1,034	995,929
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 10/20/28		91	80,412
Rigup, Inc., Delayed Draw Term Loan, (1 mo. LIBOR + 7.00%, 1.50% Floor), 10.13%, 03/01/24(k)		1,074	1,084,134
SEP Raptor Acquisition, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 11.19%, 03/28/27(k)		1,700	1,689,909
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 6.03%, 08/01/25		63	61,173
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27		58	55,532
Superman Holdings LLC, Term Loan, (3 mo. LIBOR + 6.12%, 1.00% Floor), 10.03%, 08/31/27(k)		1,691	1,670,664
Syntellis Performance Solutions LLC, Term Loan, (1 mo. SOFR CME + 6.50%, 0.75% Floor), 9.53%, 08/02/27(k)		1,270	1,239,127
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.03%, 08/31/28		236	229,409
Thunder Purchaser, Inc.(k)
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 4.03%, 06/30/28		83	79,211
2021 Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.42%, 06/30/28		265	251,132
Delayed Draw Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.42%, 06/30/28		577	547,105
Revolver, (3 mo. LIBOR + 5.75%, 1.00% Floor), 3.85%, 06/30/27		204	66,484
Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 9.42%, 06/30/28		2,184	2,071,339
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29		197	176,526
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27		132	124,455
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26		172	162,932

			31,667,509

Specialty Retail — 2.2%
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 5.06%, 10/30/26(k)		41	39,620
2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.38%, 04/13/28		110	106,962
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 11/24/28(k)		47	45,421
Hanna Andersson LLC, Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.76%, 07/02/26(k)		3,412	3,340,838
James Perse Enterprises, Inc., Term Loan, (3 mo. SOFR CME + 6.25%, 1.00% Floor), 9.90%, 09/01/28(k)		4,000	4,024,000
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 7.25%, 05/04/28		129	120,873

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 7.37%, 08/31/26	USD	55	$45,740
Midas Intermediate Holdco II LLC, (1 mo. SOFR CME + 8.35%, 0.75% Floor), 11.20%, 06/30/27		169	152,446
PetSmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		160	151,240
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 8.84%, 12/20/24		1,621	1,456,570
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 0.00%, 11/01/28		102	97,053
Woof Holdings, Inc.(k)
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.32%, 12/21/27		19	17,990
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.82%, 12/21/28		13	12,415

			9,611,168
Technology Hardware, Storage & Peripherals — 2.3%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 8.12%, 07/23/26		2,426	1,943,181
Integrate.com, Inc., Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.99%, 12/15/27(k)		1,538	1,505,383
Lightspeed Solution LLC, Term Loan, (1 mo. SOFR + 6.00%, 0.75% Floor), 9.04%, 03/01/28(k)		378	369,127
Sellerx Opco GmbH, Term Loan, (3 mo. LIBOR + 8.00%), 11.67%, 10/22/25(k)		2,187	2,136,788
Sellerx Opco GMBH, Delayed Draw Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 1.40%, 10/22/25(k)		306	299,090
SumUp Holdings, 2021 Delayed Draw Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 10.38%, 12/20/28(k)		3,771	3,650,743

			9,904,312
Textiles, Apparel & Luxury Goods — 0.6%
Calceus Acquisition, Inc., Term Loan B, (3 mo. LIBOR + 5.50%), 9.17%, 02/12/25		274	244,793
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29		96	90,574
International Textile Group, Inc., 2022 Delayed Draw Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 6.57%, 02/14/27(k)		2,200	2,132,400

			2,467,767
Trading Companies & Distributors — 0.4%
AP Core Holdings II LLC, High-Yield Term Loan B2, (1 mo. LIBOR + 5.50%, 0.75% Floor), 8.62%, 09/01/27		1,500	1,385,625
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		49	44,135
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR + 4.75%), 8.42%, 04/03/28		16	14,631
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28		88	81,204

			1,525,595
Transportation — 0.1%
Traack Technologies, Inc., Term Loan, (6 mo. SOFR CME + 7.50%), 11.49%, 09/15/25(k)		500	492,350

Transportation Infrastructure — 0.2%
Geo Parent Corp., Term Loan, (1 mo. LIBOR + 5.25%), 8.37%, 12/19/25(k)		972	943,123

Security		Par (000)	Value

Wireless Telecommunication Services — 0.7%
Gainwell Acquisition Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%), 10.29%, 10/02/28(k)	USD	994	$959,019
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 04/30/28		52	50,687
MetroNet Systems Holdings LLC
2021 1st Lien Term Loan, (1 mo. SOFR + 3.86%), 6.61%, 06/02/28		49	45,977
2021 2nd Lien Delayed Draw Term Loan, (1 mo. LIBOR + 7.00%, 0.75% Floor), 10.12%, 06/02/29(k)		1,435	1,422,535
2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.75% Floor), 10.12%, 06/02/29(k)		697	690,946
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 04/11/25		23	22,733

			3,191,897

Total Floating Rate Loan Interests — 61.5% (Cost: $277,545,020)			267,447,210

Foreign Agency Obligations

Mongolia — 0.1%
Mongolia Government International Bond(c)
8.75%, 03/09/24		400	360,950
5.13%, 04/07/26		200	155,022

			515,972
Pakistan — 0.1%
Pakistan Government International Bond(c)
6.00%, 04/08/26		500	190,055
7.38%, 04/08/31		200	72,022
8.88%, 04/08/51		200	70,022
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(c)		200	68,725

			400,824
Sri Lanka — 0.1%
Sri Lanka Government International Bond(c)(d)(i)
5.75%, 04/18/23		400	99,700
6.85%, 03/14/24		200	48,788
6.35%, 06/28/24		310	75,814
6.85%, 11/03/25		200	50,037
6.83%, 07/18/26		200	50,037
6.20%, 05/11/27		200	48,788

			373,164
Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(c)		250	245,516

Total Foreign Agency Obligations — 0.4% (Cost: $2,817,586)			1,535,476

25

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies

Fixed Income Funds — 0.3%
Invesco Senior Loan ETF		2,104	$42,480
iShares JP Morgan USD Emerging Markets Bond ETF(n)(o) .		18,476	1,466,994

			1,509,474

Total Investment Companies — 0.3% (Cost: $2,043,797)			1,509,474

		Par (000)

Preferred Securities

Capital Trusts — 2.2%(a)(e)

Automobiles — 0.0%
Volkswagen International Finance NV, 3.75%(c)	EUR	100	82,338

Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA, 6.00%(c)		200	177,607
Bank of East Asia Ltd., 5.88%(c)	USD	250	226,250
CaixaBank SA, 6.38%(c)	EUR	200	185,719
Credit Agricole SA, 4.75%(b)	USD	895	616,709
Industrial & Commercial Bank of China Ltd., 3.20%(c)		600	549,000
ING Groep NV, 3.88%		572	371,714
Kasikornbank PCL, 5.28%(c)		200	176,725
Rizal Commercial Banking Corp., 6.50%(c)		200	183,250
SVB Financial Group, 4.10%		737	502,573
TMBThanachart Bank PCL, 4.90%(c)		200	178,475

			3,168,022
Chemicals — 0.1%
Solvay SA, 2.50%(c)	EUR	200	164,022

Diversified Financial Services — 1.2%
Barclays PLC, 8.00%	USD	4,550	3,982,160
Credit Suisse Group AG, 6.25%(c)		600	513,996
Deutsche Bank AG, 6.75%(c)	EUR	200	155,836
UniCredit SpA, 7.50%(c)		200	172,086
Woori Bank, 4.25%(c)	USD	200	186,850

			5,010,928
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 3.99%(c)	EUR	100	32,175

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(b)	USD	43	37,539

Real Estate Management & Development(c) — 0.1%
Aroundtown SA, 3.38%	EUR	400	254,813
NWD Finance BVI Ltd., 4.13%	USD	450	339,750

			594,563

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(c)	EUR	100	69,534

Utilities(c) — 0.1%
Electricite de France SA
6.00%	GBP	300	259,598

Security		Par (000)	Value

Utilities (continued)
Electricite de France SA (continued)
3.38%	EUR	200	$132,919
4.00%		200	176,899

			569,416

			9,728,537

		Shares

Preferred Stocks — 1.1%

Commercial Services & Supplies(k) — 0.8%
StubHub		3,000	3,395,572
Verscend Intermediate Holding		33	38,099

			3,433,671

Equity Real Estate Investment Trusts (REITs)(e) — 0.0%
Ashford Hospitality Trust, Inc., Series I		4,000	62,480
Braemar Hotels & Resorts, Inc., Series B		4,800	70,944

			133,424
Insurance — 0.0%
Alliant Holdings, Inc.(k)		55	48,793

Interactive Media & Services — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $771,512)(k)(p)		7,041	1,170,197

			4,786,085

Total Preferred Securities — 3.3% (Cost: $16,189,722)			14,514,622

Warrants

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30, Strike Price USD 0.00)(k)		6	39,708

Consumer Discretionary — 0.0%
SellerX Germany GmbH & Co. KG, Series B, (Issued 11/22/21, Expires 11/22/28, Strike Price USD 0.00)(k)		19	33,882

Electrical Equipment — 0.1%
Razor Group GmbH, (Issued 04/30/21, Expires 04/30/28, Strike Price USD 0.00)(k)		46	466,597

Industrial Conglomerates — 0.0%
WorldRemit Ltd., Series D, (Issued 02/11/21, Expires 02/11/31, Strike Price USD 37.59)(k)		1,596	42,381

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)	20	$208

Total Warrants — 0.1% (Cost: $ —)		582,776

Total Long-Term Investments — 108.6% (Cost: $530,970,761)		472,162,142

Options Purchased — 0.0% (Cost: $75,028)		65,121

Total Investments Before Options Written — 108.6% (Cost: $531,045,789)		472,227,263

Options Written — (0.0)% (Premiums Received: $(15,559))		(17,733)

Total Investments, Net of Options Written — 108.6% (Cost: $531,030,230)		472,209,530
Liabilities in Excess of Other Assets — (8.6)%		(37,587,792)

Net Assets — 100.0%		$434,621,738

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	When-issued security.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Rounds to less than 1,000.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,170,197, representing 0.3% of its net assets as of period end, and an original cost of $771,512.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$10,498,285	$—	$(10,498,285	)(b)	$—	$—	$—	—	$9,728	$—
iShares iBoxx $ High Yield Corporate Bond ETF(a)	—	2,651,110	(2,636,505)		(14,605)	—	—	—	10,294	—
iShares JP Morgan USD Emerging Markets Bond ETF	2,014,993	—	—		—	(547,999)	1,466,994	18,476	52,273	—

					$(14,605)	$(547,999)	$1,466,994		$72,295	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	108	12/20/22	$12,103	$(452,853)
U.S. Long Bond	52	12/20/22	6,578	(500,736)
Ultra U.S. Treasury Bond	18	12/20/22	2,460	(244,146)
2-Year U.S. Treasury Note	59	12/30/22	12,113	(173,406)

27

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
5-Year U.S. Treasury Note	658	12/30/22	$70,694	$(2,478,444)
3-Month SOFR	263	03/14/23	62,916	(2,105,982)

				(5,955,567)

Short Contracts
Euro BOBL	2	12/08/22	235	6,481
10-Year U.S. Treasury Note	639	12/20/22	71,608	3,553,745
10-Year U.S. Ultra Long Treasury Note	12	12/20/22	1,422	85,966
U.S. Long Bond	42	12/20/22	5,313	394,236
2-Year U.S. Treasury Note	49	12/30/22	10,060	136,664
5-Year U.S. Treasury Note	6	12/30/22	645	22,922

				4,200,014

				$(1,755,553)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,250,000	USD	1,225,411	Deutsche Bank AG	10/14/22	$488
EUR	180,000	USD	175,445	JPMorgan Chase Bank N.A.	10/14/22	1,084
GBP	260,000	USD	290,314	Deutsche Bank AG	10/14/22	52
USD	63,168	CHF	60,000	Deutsche Bank AG	10/14/22	2,306
USD	118,151	EUR	120,000	Bank of America N.A.	10/14/22	465
USD	150,384	EUR	150,000	BNP Paribas S.A.	10/14/22	3,276
USD	121,995	EUR	122,000	JPMorgan Chase Bank N.A.	10/14/22	2,348
USD	26,687,016	EUR	26,290,000	JPMorgan Chase Bank N.A.	10/14/22	903,915
USD	30,545	EUR	30,000	Morgan Stanley & Co. International PLC	10/14/22	1,123
USD	4,659,795	GBP	3,980,000	State Street Bank and Trust Co.	10/14/22	214,971

						1,130,028

EUR	162,000	USD	165,179	Bank of America N.A.	10/14/22	(6,302)
USD	77,237	EUR	80,000	Bank of America N.A.	10/14/22	(1,220)
USD	106,285	EUR	110,000	Bank of America N.A.	10/14/22	(1,594)
USD	68,159	EUR	70,000	JPMorgan Chase Bank N.A.	10/14/22	(492)

						(9,608)

						$1,120,420

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	13	10/21/22	EUR	3,400.00	EUR	431	$16,665
Euro Stoxx 50	3	11/18/22	EUR	3,400.00	EUR	100	5,069
Euro Stoxx 600 Automobiles & Parts Index	19	12/16/22	EUR	350.00	EUR	453	5,540
Euro Stoxx 600 Automobiles & Parts Index	6	12/16/22	EUR	470.00	EUR	143	8,909
Euro Stoxx 600 Chemicals Index	9	12/16/22	EUR	840.00	EUR	474	3,131
Euro Stoxx 600 Chemicals Index	4	12/16/22	EUR	1,040.00	EUR	211	9,859
Euro Stoxx 600 Personal & Household Goods Index	5	12/16/22	EUR	800.00	EUR	222	4,361

							$53,534

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund

OTC Credit Default Swaptions Purchased

	Paid by the Fund	Received by the Fund	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Description	Rate/Reference	Rate/Reference
Call
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	10/19/22	NR	EUR 300.00	EUR	1,700	$127
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 300.00	EUR	600	111

										238

Put
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	10/19/22	NR	EUR 700.00	EUR	1,700	6,624
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 750.00	EUR	600	4,725

										11,349

										$11,587

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	13	10/21/22	EUR	3,200.00	EUR	431	$(6,007)
Euro Stoxx 50	2	11/18/22	EUR	3,100.00	EUR	66	(1,223)
Euro Stoxx 600 Automobiles & Parts Index	6	12/16/22	EUR	400.00	EUR	143	(3,352)
Euro Stoxx 600 Chemicals Index	4	12/16/22	EUR	940.00	EUR	211	(3,842)

							$(14,424)

OTC Credit Default Swaptions Written

	Paid by the Fund	Received by the Fund	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Description	Rate/Reference	Rate/Reference
Call
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 525.00	EUR	600	$(3,309)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTRAXX.FINSUB.38.V1	1.00%	Quarterly	12/20/27	EUR	202	$15,187	$16,242	$(1,055)
iTRAXX.XO.38.V1	5.00	Quarterly	12/20/27	EUR	3,083	154,465	126,424	28,041

						$169,652	$142,666	$26,986

29

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	B	USD	51,183		$(1,066,161)	$2,009,203	$(3,075,364)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Gas Natural Capital Markets, S.A.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	EUR	131	$1,007	$(240)	$1,247

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	130		$(23,805)	$(8,398)	$(15,407)
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	100		(18,312)	(13,315)	(4,997)
EDP - Energias de Portugal SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BBB	EUR	925		30,139	25,783	4,356
Gas Natural Capital Markets, S.A.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BBB	EUR	925		1,697	(2,710)	4,407
Novafives S.A.S.	5.00	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	32		(4,255)	(1,573)	(2,682)
Novafives S.A.S.	5.00	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	18		(2,425)	(961)	(1,464)
ThyssenKrupp AG	1.00	Quarterly	BNP Paribas SA	06/20/23	BB-	EUR	110		(2,504)	(2,398)	(106)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	240		(4,566)	9,071	(13,637)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	159		(3,031)	10,384	(13,415)
Ladbrokes Coral Group Ltd	1.00	Quarterly	Credit Suisse International	12/20/26	NR	EUR	130		(19,723)	(7,706)	(12,017)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	105		(3,566)	4,572	(8,138)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	77		(2,599)	2,458	(5,057)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	77		(2,611)	2,674	(5,285)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	72		(2,454)	2,514	(4,968)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	34		(1,166)	1,182	(2,348)
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	70		(12,392)	(7,404)	(4,988)
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	170		(30,095)	(28,689)	(1,406)
Saipem Finance International BV	5.00	Quarterly	BNP Paribas SA	06/20/27	BB	EUR	270		(42,795)	(9,562)	(33,233)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	101		(28,427)	(24,975)	(3,452)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	61		(17,088)	(14,825)	(2,263)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	170		(48,032)	(41,671)	(6,361)
Adler Real Estate AG	5.00	Quarterly	Goldman Sachs International	12/20/27	CCC	EUR	49		(13,938)	(12,304)	(1,634)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	104		(29,166)	(25,684)	(3,482)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	75		(21,147)	(18,395)	(2,752)

									$(302,261)	$(161,932)	$(140,329)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
iBoxx EUR Liquid High Yield Index	Monthly	3-Month EURIBOR, 1.17%	Quarterly	Goldman Sachs International	N/A	09/20/22	EUR (1,300)	$(7,679)	$(1,536)	$(6,143)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$34,556,136	$—	$34,556,136
Common Stocks
Banks	—	51,572	—	51,572
Biotechnology	431,027	—	—	431,027
Construction & Engineering	971	—	—	971
Equity Real Estate Investment Trusts (REITs)	1,430,947	—	—	1,430,947
Household Durables	2,507,900	—	—	2,507,900
Media	—	22,630	—	22,630
Specialty Retail	—	13,195	—	13,195
Corporate Bonds
Aerospace & Defense	—	2,597,841	—	2,597,841
Airlines	115,766	2,759,036	—	2,874,802
Auto Components	—	2,730,077	—	2,730,077
Automobiles	—	1,790,537	—	1,790,537
Banks	—	5,605,930	—	5,605,930
Beverages	—	1,524,817	—	1,524,817
Building Materials	—	697,447	—	697,447
Building Products	—	2,356,171	—	2,356,171
Capital Markets	—	1,905,865	—	1,905,865
Chemicals	—	2,668,743	—	2,668,743
Commercial Services & Supplies	—	1,858,041	—	1,858,041
Communications Equipment	—	556,229	—	556,229
Construction & Engineering	—	192,000	—	192,000
Construction Materials	—	76,522	—	76,522
Consumer Discretionary	—	3,302,528	—	3,302,528
Consumer Finance	136,521	2,250,498	—	2,387,019

31

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Containers & Packaging	$—	$2,176,703	$—	$2,176,703
Diversified Consumer Services	—	2,707,059	—	2,707,059
Diversified Financial Services	—	8,855,008	—	8,855,008
Diversified Telecommunication Services	—	4,471,292	—	4,471,292
Electric Utilities	—	1,271,058	—	1,271,058
Electrical Equipment	—	147,186	—	147,186
Electronic Equipment, Instruments & Components	—	270,293	—	270,293
Energy Equipment & Services	—	950,482	—	950,482
Entertainment	—	2,878,016	—	2,878,016
Environmental, Maintenance & Security Service	—	621,228	—	621,228
Equity Real Estate Investment Trusts (REITs)	—	2,125,678	—	2,125,678
Food & Staples Retailing	—	1,790,896	—	1,790,896
Food Products	—	751,531	—	751,531
Gas Utilities	—	13,954	—	13,954
Health Care Equipment & Supplies	—	145,243	—	145,243
Health Care Providers & Services	—	2,936,258	—	2,936,258
Health Care Technology	—	860,692	—	860,692
Hotels, Restaurants & Leisure	48,853	8,320,423	—	8,369,276
Household Durables	—	958,723	—	958,723
Household Products	—	15,091	—	15,091
Independent Power and Renewable Electricity Producers	—	2,349,400	—	2,349,400
Industrial Conglomerates	—	92,084	—	92,084
Insurance	—	3,627,235	—	3,627,235
Interactive Media & Services	—	1,269,452	—	1,269,452
Internet & Direct Marketing Retail	—	115,144	—	115,144
Internet Software & Services	—	944,398	—	944,398
IT Services	—	4,301,668	—	4,301,668
Leisure Products	—	81,754	—	81,754
Machinery	—	1,416,974	—	1,416,974
Media	—	12,756,580	—	12,756,580
Metals & Mining	—	3,773,615	—	3,773,615
Multiline Retail	—	79,021	—	79,021
Multi-Utilities	—	173,287	—	173,287
Oil, Gas & Consumable Fuels	509,719	15,369,766	—	15,879,485
Pharmaceuticals	—	2,451,712	—	2,451,712
Producer Durables: Miscellaneous	—	168,913	—	168,913
Real Estate Management & Development	247,383	8,188,277	—	8,435,660
Road & Rail	—	1,166,991	—	1,166,991
Semiconductors & Semiconductor Equipment	155,493	1,308,819	—	1,464,312
Software	—	4,290,720	—	4,290,720
Specialty Retail	—	758,978	—	758,978
Technology Hardware, Storage & Peripherals	—	62,867	—	62,867
Textiles, Apparel & Luxury Goods	254,652	47,512	1,732,424	2,034,588
Thrifts & Mortgage Finance	—	488,592	—	488,592
Tobacco	—	66,255	—	66,255
Transportation Infrastructure	—	604,618	—	604,618
Utilities	—	1,079,205	—	1,079,205
Wireless Telecommunication Services	—	2,184,462	—	2,184,462
Floating Rate Loan Interests	—	62,271,377	205,175,833	267,447,210
Foreign Agency Obligations	—	1,535,476	—	1,535,476
Investment Companies	1,509,474	—	—	1,509,474
Preferred Securities
Capital Trusts	—	9,728,537	—	9,728,537
Preferred Stocks	133,424	—	4,652,661	4,786,085
Warrants	208	—	582,568	582,776
Options Purchased
Credit Contracts	—	11,587	—	11,587
Equity Contracts	53,534	—	—	53,534
Unfunded Floating Rate Loan Interests(a)	—	—	10,600	10,600
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(143,108)	(539,473)	(682,581)

	$7,535,872	$252,404,797	$211,614,613	$471,555,282

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$38,051	$—	$38,051
Foreign Currency Exchange Contracts	—	1,130,028	—	1,130,028
Interest Rate Contracts	4,200,014	—	—	4,200,014
Liabilities
Credit Contracts	—	(3,228,820)	—	(3,228,820)
Equity Contracts	(14,424)	—	—	(14,424)
Foreign Currency Exchange Contracts	—	(9,608)	—	(9,608)
Interest Rate Contracts	(5,955,567)	(6,143)	—	(5,961,710)

	$(1,769,977)	$(2,076,492)	$—	$(3,846,469)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $44,850,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2021	$1,000,000	$1,946,993	$176,802,757	$4,362,140	$(95,305)	$468,306	$184,484,891
Transfers into Level 3(a)	—	—	13,788,717	—	(733)	—	13,787,984
Transfers out of Level 3(b)	—	(3,817)	(6,288,746)	—	—	—	(6,292,563)
Accrued discounts/premiums	—	8,932	334,436	—	—	—	343,368
Net realized gain (loss)	(42,300)	—	229,235	—	—	—	186,935
Net change in unrealized appreciation (depreciation)(c)	—	(219,684)	(5,652,349)	290,521	(432,835)	114,262	(5,900,085)
Purchases	—	—	59,616,987	—	—	—	59,616,987
Sales	(957,700)	—	(33,655,204)	—	—	—	(34,612,904)

Closing balance, as of September 30, 2022	$—	$1,732,424	$205,175,833	$4,652,661	$(528,873)	$582,568	$211,614,613

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(c)	$—	$(219,684)	$(5,472,610)	$290,521	$(428,150)	$114,262	$(5,715,661)

(a)

As of December 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $18,893,341. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$1,732,424	Income	Discount Rate	16%		—
Floating Rate Loan Interests	185,753,619	Income	Discount Rate	10% - 17%		12%
		Market	Revenue Multiple	3.75x		—
			Time to Exit	2.5 years		—
			Volatility	65%		—
Preferred Stocks	4,652,661	Income	Discount Rate	13% - 14%		13%
		Market	Revenue Multiple	3.15x - 3.65x		3.40x
Warrants	582,568	Market	Revenue Multiple	2.50x - 5.25x		3.85x
			Time to Exit	2.5 -2.8 years		2.5 years

33

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Credit Strategies Fund

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Volatility	60% - 70%		61%

$192,721,272

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

LOC	Letter of Credit

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	34